Filed with the U.S. Securities and Exchange Commission on February 25, 2022
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 1080
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 1082
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (626) 914-7363
Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on February 28, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 1080 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended October 31, 2021, for the Trust’s series: Huber Select Large Cap Value Fund, Huber Small Cap Value Fund, Huber Large Cap Value Fund and Huber Mid Cap Value Fund.

PROSPECTUS

HUBER SELECT LARGE CAP VALUE FUND
Investor Class (HULIX)
Institutional Class (HULEX)
HUBER SMALL CAP VALUE FUND
Investor Class (HUSIX)
Institutional Class (HUSEX)
HUBER LARGE CAP VALUE FUND
Investor Class (HUDIX)
Institutional Class (HUDEX)
HUBER MID CAP VALUE FUND
Investor Class (HUMDX)
Institutional Class (HUMEX)

February 28, 2022

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HUBER SELECT LARGE CAP VALUE FUND
HUBER SMALL CAP VALUE FUND
HUBER LARGE CAP VALUE FUND
HUBER MID CAP VALUE FUND

SUMMARY SECTION

Huber Select Large Cap Value Fund
Investment Objective
The Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Select Large Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	[2]
Other Expenses (includes Shareholder Servicing Plan Fee)	0.80%	0.65%
Shareholder Servicing Plan Fee	0.15%	0.00%	[2]
Total Annual Fund Operating Expenses	1.80%	1.40%
Less: Fee Waiver and/or Expense Reimbursement[3]	-0.41%	-0.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	0.99%
1Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 0.99% to 0.75%, through at least February 28, 2023. The Adviser cannot recoup these amounts.
2The Select Large Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets of the Institutional Class shares and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets of the Institutional Class shares; however, the Fund’s accrual of each fee is currently set at 0.00% through at least February 28, 2023, and any accrual increase must first be approved by the Board of Trustees (the “Board”).
3The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Select Large Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 0.99% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2023, and may be terminated only by the Trust’s Board. The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.

Example. This Example is intended to help you compare the cost of investing in the Select Large Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$142	$527	$937	$2,082
Institutional Class	$101	$403	$727	$1,644
Portfolio Turnover. The Select Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.63% of the average value of its portfolio.
Principal Investment Strategies
The Select Large Cap Value Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S. companies (“large cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2022, the market capitalization range was between $572.2 million and $535.8 billion. Market capitalization is measured at the time of initial purchase. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Select Large Cap Value Fund is diversified, the Fund may hold a higher concentration on certain issuers.
The Select Large Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2021, 32.2% of the Fund’s total investments were invested in the technology, hardware and services sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Select Large Cap Value Fund. The following additional risks could affect the value of your investment:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Select Large Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

•Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Select Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Management Risk. The Select Large Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Value Style Investing Risk. The Select Large Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk. Securities of companies in the same or related businesses, if comprising a significant portion of the Select Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Technology, Hardware and Services Sector Risk. Technology, hardware and services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by these companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of technology hardware companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many of these companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Select Large Cap Value Fund to sell these securities.

•Focus Risk. At such times the Select Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Select Large Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Who May Want to Invest in the Fund?
The Select Large Cap Value Fund may be appropriate for investors who:
•Have a long-term investment horizon;
•Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and
•Can accept the greater risks of investing in a portfolio with common stock holdings.
Performance
The following performance information indicates some of the risks of investing in the Select Large Cap Value Fund. The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund’s past performance benefited from IPOs of certain issuers. To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).
Select Large Cap Value Fund, Investor Class
Calendar Year Total Returns as of December 31
During the period of time shown in the bar chart, the Select Large Cap Value Fund’s highest quarterly return was 14.19% for the quarter ended March 31, 2019, and the lowest quarterly return was -21.11% for the quarter ended March 31, 2020.

Average Annual Total Returns (For the periods ended December 31, 2021)				Since Inception (6/29/2007)
	1 Year	5 Years	10 Years
Investor Class[1]
Return Before Taxes	32.72%	13.68%	11.98%	7.82%
Return After Taxes on Distributions	32.62%	13.42%	11.72%	7.50%
Return After Taxes on Distributions and Sale of Fund Shares	19.44%	10.92%	9.94%	6.39%
Institutional Class[1]
Return Before Taxes	33.08%	14.03%	12.40%	8.10%
Bloomberg US 1000 Value Index (reflects no deduction for fees, expenses or taxes)	28.55%	11.44%	13.07%	7.83%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%	10.53%
1The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the current Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the current Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Management
Investment Adviser. Huber Capital Management, LLC is the Select Large Cap Value Fund’s investment adviser.
Portfolio Manager. Joseph Huber, Chief Executive Officer and Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the Select Large Cap Value Fund’s portfolio. Mr. Huber has managed the Fund since its inception in 2007.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Select Large Cap Value Fund shares on any business day by written request via mail (Huber Select Large Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 888-HUBERCM (888-482-3726), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000

Tax Information
Select Large Cap Value Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Select Large Cap Value Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your adviser or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Huber Small Cap Value Fund
Investment Objective
The Huber Small Cap Value Fund (the “Small Cap Value Fund”) seeks to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Small Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.99%	0.99%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	[2]
Other Expenses (includes Shareholder Servicing Plan Fee)	0.81%	0.66%
Shareholder Servicing Plan Fee	0.15%	0.00%	[2]
Total Annual Fund Operating Expenses	2.05%	1.65%
Less: Fee Waiver and/or Expense Reimbursement[3]	-0.30%	-0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%	1.35%
1Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 1.35% to 0.99%, through at least February 28, 2023. The Adviser cannot recoup these amounts.
2The Small Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets of the Institutional Class shares and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets of the Institutional Class shares; however, the Fund’s accrual of each fee is currently set at 0.00% through at least February 28, 2023, and any accrual increase must first be approved by the Advisors Series Trust’s (the “Trust”) Board of Trustees (the “Board”).
3The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 1.35% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2023, and may be terminated only by the Trust’s Board. The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.

Example. This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$614	$1,076	$2,355
Institutional Class	$137	$491	$869	$1,929
Portfolio Turnover. The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.60% of the average value of its portfolio.
Principal Investment Strategies
The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization U.S. companies (“small cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Bloomberg US 2000 Value Index. The market capitalization range of the Bloomberg US 2000 Value Index changes constantly, but as of January 31, 2022, the market capitalization range was between $55.2 million and $22.7 billion. Market capitalization is measured at the time of initial purchase. While the Small Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Small Cap Value Fund may also make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2021, 29.5% of the Fund’s total investments were invested in the financial sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Small Cap Value Fund. The following additional risks could affect the value of your investment:

•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Small Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
•Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Small Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Management Risk. The Small Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Value Style Investing Risk. The Small Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Technology, Hardware and Services Sector: Technology, hardware and services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by these companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of technology hardware companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.
Many of these companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
•Small Companies Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Small Cap Value Fund to sell these securities.
•Focus Risk. At such times the Small Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the

Small Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Who May Want to Invest in the Fund?
The Small Cap Value Fund may be appropriate for investors who:
•Have a long-term investment horizon;
•Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and
•Can accept the greater risks of investing in a portfolio with common stock holdings.
Performance
The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund’s past performance benefited from IPOs of certain issuers. To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).
Small Cap Value Fund, Investor Class
Calendar Year Total Returns as of December 31
During the period of time shown in the bar chart, the Small Cap Value Fund’s highest quarterly return was 38.99% for the quarter ended December 31, 2020, and the lowest quarterly return was -35.65% for the quarter ended March 31, 2020.

Average Annual Total Returns (For the periods ended December 31, 2021)				Since Inception (6/29/2007)
	1 Year	5 Years	10 Years
Investor Class[1]
Return Before Taxes	29.50%	8.33%	8.76%	6.53%
Return After Taxes on Distributions	29.18%	8.20%	8.65%	6.38%
Return After Taxes on Distributions and Sale of Fund Shares	17.65%	6.55%	7.17%	5.33%
Institutional Class[1]
Return Before Taxes	29.79%	8.58%	9.11%	6.77%
Bloomberg US 2000 Value Index (reflects no deduction for fees, expenses or taxes)	31.49%	9.66%	13.23%	8.66%
1     The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the current Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the current Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.
Management
Investment Adviser. Huber Capital Management, LLC is the Small Cap Value Fund’s investment adviser.
Portfolio Manager. Joseph Huber, Chief Executive Officer and Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the Small Cap Value Fund’s portfolio. Mr. Huber has managed the Fund since its inception in 2007.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Small Cap Value Fund shares on any business day by written request via mail (Huber Small Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 888-HUBERCM (888‑482-3726), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000

Tax Information
Small Cap Value Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Small Cap Value Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your adviser or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Huber Large Cap Value Fund
Investment Objective
The Huber Large Cap Value Fund (the “Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Large Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	[2]
Other Expenses (includes Shareholder Servicing Plan Fee)	2.75%	2.60%
Shareholder Servicing Plan Fee	0.15%	0.00%	[2]
Total Annual Fund Operating Expenses	3.00%	2.60%
Less: Fee Waiver and/or Expense Reimbursement[3]	-1.85%	-1.85%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	0.75%
1    Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 0.75% to 0.00%, through at least February 28, 2023. The Adviser cannot recoup these amounts.
2    The Large Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets of the Institutional Class shares and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets of the Institutional Class shares; however, the Fund’s accrual of each fee is currently set at 0.00% through at least February 28, 2023, and any accrual increase must first be approved by the Advisors Series Trust’s (the “Trust”) Board of Trustees (the “Board”).
3    The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Large Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest, taxes, extraordinary expenses, Rule 12b-1 fees and any other class-specific expenses) do not exceed 0.75% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2023, and may be terminated only by the Trust’s Board. The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.

Example. This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$117	$753	$1,414	$3,187
Institutional Class	$77	$632	$1,214	$2,796
Portfolio Turnover. The Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.45% of the average value of its portfolio.
Principal Investment Strategies
The Large Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies (“large cap companies”). The Fund looks for companies whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2022, the market capitalization range was between $572.2 million and $535.8 billion. Market capitalization is measured at the time of initial purchase. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Large Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Large Cap Value Fund may also make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Large Cap Value Fund. The following additional risks could affect the value of your investment:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Large Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
•Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Management Risk. The Large Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Value Style Investing Risk. The Large Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Large Cap Value Fund to sell these securities.
•Focus Risk. At such times the Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Large Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Performance
The following performance information indicates some of the risks of investing in the Large Cap Value Fund. The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years and since inception periods compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund’s past performance benefited from IPOs of certain issuers. To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll free at 888-HUBERCM (888-482-3726).

Large Cap Value Fund, Investor Class
Calendar Year Total Return as of December 31
During the period of time shown in the bar chart, the Large Cap Value Fund’s highest quarterly return was 16.85% for the quarter ended December 31, 2020, and the lowest quarterly return was -24.68% for the quarter ended March 31, 2020.

Average Annual Total Returns (For the periods ended December 31, 2021)			Since Inception (12/31/2012)
	1 Year	5 Years
Investor Class
Return Before Taxes	23.20%	10.22%	9.76%
Return After Taxes on Distributions	22.86%	9.87%	9.02%
Return After Taxes on Distributions and Sale of Fund Shares	13.96%	8.06%	7.66%
Institutional Class
Return Before Taxes	23.40%	10.41%	10.05%
Bloomberg US 1000 Value Index (reflects no deduction for fees, expenses or taxes)	28.55%	11.44%	12.68%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.
Management
Investment Adviser. Huber Capital Management, LLC is the Large Cap Value Fund’s investment adviser.

Portfolio Manager. Joseph Huber, Chief Executive Officer and Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the Large Cap Value Fund’s portfolio. Mr. Huber has managed the Fund since its inception in 2012.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Large Cap Value Fund shares on any business day by written request via mail (Huber Large Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 888-HUBERCM (888-482-3726), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000
Tax Information
The Large Cap Value Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Large Cap Value Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your adviser or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Huber Mid Cap Value Fund
Investment Objective
The Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Mid Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	[2]
Other Expenses (includes Shareholder Servicing Plan Fee)	3.72%	3.67%
Shareholder Servicing Plan Fee	0.15%	0.10%
Total Annual Fund Operating Expenses	3.97%	3.67%
Less: Fee Waiver and/or Expense Reimbursement[3]	-2.57%	-2.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.10%
1Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 1.00% to 0.00%, through at least February 28, 2023. The Adviser cannot recoup these amounts.
2The Mid Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets of the Institutional Class shares; however, the Fund’s accrual of the fee is currently set at 0.00% through at least February 28, 2023, and any accrual increase must first be approved by the Advisors Series Trust’s (the “Trust”) Board of Trustees (the “Board”).
3The Adviser has contractually agreed to waive a portion or all of its management fees and pay expenses of the Mid Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.00% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2023, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.

Example. This Example is intended to help you compare the cost of investing in the Mid Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$974	$1,822	$4,020
Institutional Class	$112	$885	$1,678	$3,756
Portfolio Turnover. The Mid Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.38% of the average value of its portfolio.
Principal Investment Strategies
The Mid Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized capitalization U.S. companies (“mid cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers mid cap companies to be those with a market capitalization range that is consistent with the market capitalization range of the Bloomberg US 2500 Value Index. The market capitalization range of the index changes constantly, but as of January 31, 2022, the market capitalization range of the Bloomberg US 2500 Value Index was between $55.2 million and $22.7 billion. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. While the Mid Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Mid Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund invests primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) without limitation. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined; bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Mid Cap Value Fund. The following additional risks could affect the value of your investment:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk. The Mid Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Mid Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Mid-Sized Company Risk. A mid-sized company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.
•Value Style Investing Risk. The Mid Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
•Initial Public Offering Risk.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Mid Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Mid Cap Value Fund to sell these securities.
•Focus Risk. At such times the Mid Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Mid Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Who May Want to Invest in the Fund?
The Mid Cap Value Fund may be appropriate for investors who:
•Have a long-term investment horizon;
•Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and
•Can accept greater risks of investing in a portfolio with common stock holdings.
Performance
The following performance information indicates some of the risks of investing in the Mid Cap Value Fund. The bar chart shows the annual return for the Fund’s Investor Class from year to year. The table shows how the Fund’s average annual return for the 1-year, 5 year, and since inception periods compares with a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll free at 888-HUBERCM (888-482-3726).
Mid Cap Value Fund, Investor Class
Calendar Year Total Return as of December 31
During the period of time shown in the bar chart, the Mid Cap Value Fund’s highest quarterly return was 32.96% for the quarter ended December 31, 2020, and the lowest quarterly return was -34.57% for the quarter ended March 31, 2020.

Average Annual Total Returns (For the periods ended December 31, 2021)			Since Inception (12/31/2015)
	1 Year	5 Years
Investor Class
Return Before Taxes	26.51%	6.51%	7.76%
Return After Taxes on Distributions	26.22%	6.34%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares	15.89%	5.08%	6.08%
Institutional Class
Return Before Taxes	26.59%	6.69%	7.97%
Bloomberg US 2500 Value Index (reflects no deduction for fees, expenses or taxes)	29.58%	9.19%	11.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.
Management
Investment Adviser. Huber Capital Management, LLC is the Mid Cap Value Fund’s investment adviser.

Portfolio Manager. Joseph Huber, Chief Executive Officer and Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the Mid Cap Value Fund’s portfolio. Mr. Huber has managed the Fund since its inception in December 2015.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Mid Cap Value Fund shares on any business day by written request via mail (Huber Mid Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 888-HUBERCM (888-482-3726), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000
Tax Information
The Mid Cap Value Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Mid Cap Value Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, RELATED RISKS, AND
DISCLOSURE OF PORTFOLIO HOLDINGS
Principal Investment Objectives
Each Fund’s investment objective described in the respective Summary Sections is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that each Fund will achieve its investment objective.
Principal Investment Strategies
Select Large Cap Value Fund
The Select Large Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in large cap companies. This policy may only be changed upon sixty (60) days’ prior written notice to shareholders. The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2022, the market capitalization range was between $572.2 million and $535.8 billion. Market capitalization is measured at the time of initial purchase. The Adviser expects to invest in predominantly “value” companies. The Select Large Cap Value Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).
In addition to these principal investments, the Fund may invest in stocks that do not pay dividends, but the Adviser believes have growth potential unrecognized by the market or have undergone changes in business or management that indicate growth potential.
Small Cap Value Fund
The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in small cap companies whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Bloomberg US 2000 Value Index. The market capitalization range of the Bloomberg US 2000 Value Index changes constantly, but as of January 31, 2022, the market capitalization range was between $55.2 million and $22.7 billion. Market capitalization is measured at the time of initial purchase. The Adviser expects to invest in predominantly “value” companies.
The Small Cap Value Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund’s name.
Large Cap Value Fund
The Large Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large cap companies. The Fund looks for companies whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2022, the market capitalization range was between $572.2 million and $535.8 billion. Market capitalization is measured at the time of initial purchase. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).
The Large Cap Value Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund’s name.
Mid Cap Value Fund
The Mid Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in mid cap companies whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers mid cap companies to be those with a market capitalization range that is consistent with the market capitalization range of the Bloomberg US 2500 Value Index. The market capitalization range of the index changes constantly, but as of January 31, 2022, the market capitalization range of the Bloomberg US 2500 Value Index was between $55.2 million and $22.7 billion. The Adviser expects to invest in predominantly “value” companies. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.
The Mid Cap Value Fund will provide at least 60 days’ prior written notice to shareholders of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets (plus borrowings for investment purposes) in the type of investments suggested by the Fund’s name.
Principal Investment Strategies Common to All Funds
Should appropriate investment opportunities be available, the Select Large Cap Value Fund, Small Cap Value Fund, and Large Cap Value Fund may each invest in IPOs but not in an amount that exceeds 50% of a Fund’s total assets. The Mid Cap Value Fund may invest in IPOs without limitation. Additionally, each Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, each Fund may be invested in securities of companies in the same economic sector. Currently, the Select Large Cap Value Fund currently invests in the technology, hardware and services sector, and the Small Cap Value Fund currently invests a significant portion of their assets in the financial sector.
Each Fund may make significant investments in foreign securities, including in emerging markets. The Funds will invest primarily in domestic U.S. securities but reserve the right to invest up to 20% of their net assets in ADRs, dollar-denominated foreign securities, or directly in foreign securities. The Adviser includes as a U.S. issuer a company that maintains its principal place of business in the United States; has at least 50% of their assets, revenues or earnings in the United States; or is listed on a U.S. exchange.
Temporary or Cash Investments. Under normal market conditions, the Funds will stay fully invested according to their principal investment strategies as noted above. The Funds, however, may temporarily depart from their principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions. This may result in the Funds not achieving their investment objectives during that period.
There is no guarantee that the Funds will achieve their investment objectives. In addition, for longer periods of time, each Fund may hold a substantial cash position. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent they would have if the Funds had been more fully invested. To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.
The Adviser makes sell decisions based on valuation, risk and portfolio guidelines or restrictions. As individual stocks approach their intrinsic value and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Sales are initiated as position exposures approach diversification guidelines when stocks reach their established target price. Proceeds from sale are reinvested in companies that are more attractively valued based on the purchase disciplines. Target prices are set for each holding and as market prices approach the target value, a decision is made on whether to sell the security.
Principal Risks
There is the risk that you could lose money by investing in the Funds. The value of your investment in the Funds will fluctuate as the stocks in the Funds’ portfolios change in price. The prices of the stocks the Adviser selects may decrease in value. Also, the stock market may decline suddenly, and for extended periods, adversely affecting the prices of the stocks held by the Funds.
By themselves, the Funds are not complete, balanced investment plans and the success of the Funds cannot be predicted.
Risks Common to All Funds
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of a Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Equity Securities Risk. The equity securities held by the Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.
Foreign Securities and Emerging Markets Risk. Investments in foreign securities and emerging markets are subject to special risks. Each Fund’s returns and net asset value (“NAV”) may be affected by several factors, including those described below.
Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Funds’ investments. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Funds’ investments.
Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.
In addition, each Fund may invest in emerging markets. Emerging markets are those of countries with immature economic and political structures. These markets are more volatile than the markets of developed countries.
American Depositary Receipts Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in the securities of foreign companies. The securities underlying ADRs are typically denominated (or quoted) in a currency other than U.S. dollars and trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading. A depository may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities. Holders of unsponsored depository receipts generally bear all the costs of such facility including fees for the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to depository receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. Sponsored depository receipt facilities enter into a deposit agreement with the applicable issuer that sets out the rights and responsibilities of the issuer, the depository, and the depository receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depository receipt holders at the request of the issuer of the deposited securities.

Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Although IPO investments may have had a positive impact on certain Funds’ performance in the past, there can be no assurance that the Funds will identify favorable IPO positions in the future. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
Management Risk. The Funds are actively managed investment portfolios and they rely on the Adviser’s ability to pursue the Funds’ goals. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The Adviser does not seek to replicate the performance of any index. Notwithstanding its benchmark, each Fund may invest in securities not included in its benchmarks or hold securities in very different proportions than its benchmarks. To the extent a Fund invests in those securities, the Fund’s performance depends on the ability of the Adviser to choose securities that perform better than securities that are included in the benchmark. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.
Value Style Investing Risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what an Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under-perform growth stocks.
Sector Emphasis Risk. The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Funds investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Funds’ portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.
•Technology, Hardware and Services Sector: Technology, hardware and services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by these companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of technology hardware companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many of these companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for public securities.  Rule 144A securities carry the risk that the trading market may not continue and the Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.
Focus Risk. At such times a Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were invested in the securities of a greater number of issuers.
Risk Specific to the Select Large Cap Value Fund and the Large Cap Value Fund
Large-Cap Companies Risk. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Risk Specific to the Small Cap Value Fund
Small-Cap Companies Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies. Small-sized companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.
Risks Specific to the Mid Cap Value Fund
Mid-Cap Companies Risk. Investing in securities of mid cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.
Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Funds’ annual report and semi-annual report to Fund shareholders and in the quarterly holdings report Part F of Form N-PORT. In addition, the Funds disclose complete portfolio holdings on the Funds’ website on a fiscal quarter-end basis at www.hubercap.com with at least a 15-calendar day lag. A Fund may experience up to a 45-calendar day lag in the website disclosure of its complete portfolio holdings if it is determined that early disclosure could be harmful to the Fund. The portfolio holdings for a Fund will remain posted on the website until updated with required regulatory filings with the SEC. From time to time, the Adviser may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Adviser determines to be in the best interests of shareholders.
MANAGEMENT OF THE FUNDS
Investment Adviser
Huber Capital Management, LLC is the Funds’ investment adviser and provides discretionary investment advisory services to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”). The Adviser’s address is 2321 Rosecrans Avenue, Suite 3245, El Segundo, California 90245. The Adviser has provided investment advisory services to individual and institutional accounts since 2007. The Adviser has provided investment advisory services to the Funds since their inception. Joseph Huber, the Adviser’s Chief Executive Officer and Chief Investment Officer, holds a majority ownership share of the Adviser.
The Adviser provides the Funds with advice on buying and selling securities. The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. For its services in relation to the Funds, the Adviser is entitled to receive an annual, contractual management fee, calculated daily and payable monthly, as follows:

	Average Daily Net Assets between
	$0 and $10 billion	$10 and $20 billion	in excess of $20 billion
Select Large Cap Value Fund	0.99%	0.75%	0.50%

	Average Daily Net Assets between
	$0 and $5 billion	in excess of $5 billion
Small Cap Value Fund	1.35%	1.00%

	Average Daily Net Assets between
	$0 and $10 billion	in excess of $10 billion
Large Cap Value Fund	0.75%	0.50%

Average Daily Net Assets
Mid Cap Value Fund	1.00%
For the fiscal year ended October 31, 2021, the Adviser received management fees of 0.34% of the Select Large Cap Value Fund’s average daily net assets, net of waivers, management fees of 0.69% of the Small Cap Value Fund’s average daily net assets, net of waivers, and waived its entire management fee for the Large Cap Value Fund and the Mid Cap Value Fund.
Please note, the Adviser is voluntarily reducing the Select Large Cap Value Fund’s management fee from 0.99% to 0.75%, the Small Cap Value Fund’s management fee from 1.35% to 0.99%, the Large Cap Value Fund’s management fee from 0.75% to 0.00% and the Mid Cap Value Fund’s management fee from 1.00% to 0.00%, through at least February 28, 2023. The Adviser cannot recoup these amounts.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement for the Funds is available in the Funds’ semi-annual report to shareholders for the period ended April 30, 2021.
The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.
Portfolio Manager
Joseph Huber is the Chief Executive Officer and Chief Investment Officer of the Adviser and is principally responsible for the management of the Funds’ portfolios.
Prior to founding Huber Capital Management, LLC, Mr. Huber was a Principal and Director of Research for Hotchkis and Wiley Capital Management from October 2001 through March 2007, where he helped oversee over $40 billion in U.S. value asset portfolios. He built a research platform which utilized best practices of both fundamental research and behavioral psychology to create a unique and value-added investment approach.
Mr. Huber received his B.A. in statistics and econometrics from Northwestern University where Mr. Huber was departmental valedictorian and received the Directors Award for top graduating G.P.A. amongst student athletes. Mr. Huber received his M.B.A. from the University of Chicago, with concentrations in accounting and finance where he was elected to the Beta Gamma Sigma honor society. He is also an Associate in the Society of Actuaries (A.S.A.).
The SAI provides additional information about the portfolio manager for the Funds, including information about his compensation, other accounts managed by him, and his ownership of securities in the Funds and any conflicts of interest.
Fund Expenses
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed, however, to waive all or a portion of its management fees and/or pay expenses of the Funds to ensure that the annual fund operating expenses for the Fund (excluding AFFE, interest, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed the following amounts as a percentage of each Fund’s average daily net assets, through at least February 28, 2023:

Fund	Expense Cap
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.35%
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%
The term of the Funds’ operating expenses limitation agreement is indefinite and it can only be terminated by the Board. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board. Each Fund must pay current ordinary operating expenses before the Adviser is entitled to any recoupment of fees and expenses.
SHAREHOLDER INFORMATION
Share Price
Shares of the Funds are sold at NAV per share, which is calculated for each Fund as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business. However, the Funds’ NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays. The NAV will not be calculated on days when the NYSE is closed for trading.
Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests. The NAV is the value of the Funds’ securities, cash and other assets, minus all liabilities (assets – liabilities = NAV). NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of the Funds, including management, shareholder servicing and administration fees, which are accrued daily.
In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.
When fair value pricing is employed, the prices of securities used to calculate the Funds’ NAVs may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale. Therefore, if a shareholder purchases or redeems shares in the Funds when they hold securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ NAVs are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAVs. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated. The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Description of Classes
The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares of the Funds. The Funds and this Prospectus offer two classes of shares – Investor Class and Institutional Class. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses. Both classes charge a fee of 1.00% applied to redemptions on shares held for 60 days or less. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Investor Class shares or Institutional Class shares, which are not reflected in the tables or the examples in the Summary Section of this Prospectus.
Investor Class shares are charged a 0.25% Rule 12b-1 distribution and service fee and a 0.15% shareholder servicing plan fee. Investor Class shares do not have a front-end sales charge or contingent deferred sales charge (“CDSC”), except that a charge of 1.00% applies to redemptions on shares held for 60 days or less.
Institutional Class shares may be charged a 0.25% Rule 12b-1 distribution and service fee and a 0.15% shareholder servicing plan fee; however, the accrual for each fee is currently set at 0.00% through at least February 28, 2023, and any accrual increase must first be approved by the Board except for the Mid Cap Value Fund’s Institutional Class which has a 0.10% shareholder servicing plan fee for which the accrual has been set to 0.00%. Institutional Class shares do not have a front-end sales charge or CDSC, except that a charge of 1.00% applies to redemptions on shares held for 60 days or less. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Buying Fund Shares
To purchase shares of a Fund, you must invest at least the minimum amount in the Fund.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular Accounts	$5,000	$100
Retirement Accounts	$2,500	$100
Institutional Class	$1,000,000	$5,000
Shares of the Funds may be purchased by check, wire, electronic funds transfer via the Automated Clearing House (“ACH”) network or through approved financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals and their agents (“Brokers”) authorized by the Funds to receive purchase orders. Each Fund’s minimum initial investment (as well as subsequent additional investments) depends on the nature of the account as shown in the table above.
Please note the following:
•Institutional Class shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investments in the Funds and may also be purchased directly through the Funds’ transfer agent, U.S. Bank Global Fund Services (the “Transfer Agent”).

•Wrap account programs established with broker-dealers or financial intermediaries may purchase Institutional Class shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administrative payment to any third-party.
•A registered investment adviser may aggregate all client accounts investing in the Funds to meet the Institutional Class shares investment minimum.
The Funds’ minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:
•Current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);
•Any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;
•Current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;
•Registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor;
•Qualified broker-dealers who have entered into an agreement with the Funds’ distributor; and
•Existing clients of the Adviser, their employees and immediate family members of such employees.
In-Kind Purchases
The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds. See the SAI for further information about the terms of these purchases.
Additional Investments
Additional purchases of Investor Class shares in the Funds may be made for $100 or more for regular accounts and retirement accounts and additional purchases of Institutional Class shares may be made for $5,000 or more. Exceptions and waivers of the additional purchase minimum may be made at the Adviser’s discretion. You may purchase additional shares of the Funds by sending a check, with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent, to the Funds at the addresses listed under “Methods of Buying.” Please ensure that you include your account number on the check. If you do not have the stub from your Fund account statement, include your name, address and account number on a separate statement. You may also make additional purchases by wire, by electronic funds transfer through the ACH network or through a Broker. Please follow the procedures described in this Prospectus.
Short-term or excessive trading into and out of the Funds may harm performance by disrupting management strategies and by increasing expenses. Accordingly, the Funds may reject your purchase order if, in the Adviser’s opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to a Fund, or rejection otherwise would be in a Fund’s best interest.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent, will verify certain information on your new account application as part of the Funds’ Anti-Money Laundering Program. As requested on the new account application, you must provide your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must provide the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 888-HUBERCM (888-482-3726) if you need additional assistance when completing your new account application.
If the Transfer Agent does not have a reasonable belief of the identity of an investor, the new account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.
Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). If elected on your new account application, money can be automatically transferred from your checking or savings account on a bi-weekly, monthly, bi-monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more for Investor Class ($5,000 or more for Institutional Class), and your financial institution must be a member of the ACH network. The first AIP purchase will take place no earlier than seven business days after the Transfer Agent has received your request. The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank. You may terminate your participation in the AIP by notifying the Transfer Agent at 888-HUBERCM (888-482-3726), at least five calendar days prior to the date of the next AIP transfer. The Funds may modify or terminate the AIP at any time without notice.
Requests Must Be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Broker receives your request in good order. “Good order” means that your purchase request includes: (1) the name of the Fund and share class, (2) the dollar amount of shares to be purchased, (3) your new account application or investment stub, and (4) a check payable to either the “Huber Select Large Cap Value Fund,” “Huber Small Cap Value Fund,” “Huber Large Cap Value Fund” or the “Huber Mid Cap Value Fund.” All requests received in good order before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV per share.

Methods of Buying

Through a Broker
The Funds may be offered through Brokers (e.g., broker-dealer or other financial intermediary). The Funds may also be offered directly through the distributor. An order placed with a Broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds after receipt by a Broker. Your Broker will hold your shares in a pooled account in the Broker’s name. The Funds may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services. The Broker who offers shares may require payment of fees from their individual clients. If you invest through a Broker, the policies and fees may be different than those described in this Prospectus. For example, the Broker may charge transaction fees or set different minimum investments. The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Prospectus.

Please contact your Broker to see if they are an approved Broker of the Funds and for additional information.

By mail
All purchases by check must be in U.S. dollars drawn on a domestic financial institution. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.

To buy shares of a Fund, complete a new account application and send it together with your check for the amount you wish to invest in a Fund to the address below. Checks should be made payable to the specific Huber Fund in which you are investing. To make additional investments once you have opened your account, write your account number on the check and send it together with the remittance form from your most recent confirmation statement received from the Transfer Agent. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. You may also be responsible for any loss sustained by the Funds for any payment that is returned.

Regular Mail
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Delivery
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By telephone	If you accepted telephone options on your account application, you may make additional investments by telephone. If you have given authorization for telephone transactions and your account has been open for at least seven business days, call the Transfer Agent toll-free at 888-HUBERCM (888-482-3726) and you will be allowed to move money in amounts of $100 or more for Investor Class and $5,000 or more for Institutional Class, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions. If your order is placed before 4:00 p.m., Eastern Time, shares will be purchased in your account at the NAV determined on that day. For security reasons, requests by telephone will be recorded.

By wire
To open an account by wire, a completed new account application is required before your wire can be accepted. You may mail or overnight deliver your new account application to the Transfer Agent. Upon receipt of your completed new account application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire payment. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit: (name of the Huber Fund)
(your name or the title on the account)
(your account #)

Before sending your wire, please contact the Transfer Agent at 888-HUBERCM (888-482-3726) to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Selling (Redeeming) Fund Shares

Through a Broker	If you purchased your shares through a Broker, your redemption order must be placed through the same Broker. The Broker must receive and transmit your redemption order to the Transfer Agent prior to 4:00 p.m. (Eastern Time) for the redemption to be processed at the current day’s NAV per share. Orders received after 4:00 p.m. (Eastern Time) will receive the next business day’s NAV per share. Please keep in mind that your Broker may charge additional fees for its services.

By mail
You may redeem shares directly from a Fund by mail. Send your written redemption request to the Transfer Agent at the address below. Your request should be in good order and contain the Fund’s name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).

Regular Mail
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Delivery
Huber Funds
[Name of Huber Fund]
c/o U.S. Bank Global Fund Services
615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

A signature guarantee, from either a Medallion program member or non-Medallion program member, must be included if any of the following situations apply:

•You wish to redeem more than $100,000 worth of shares;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;

•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and/or
•When ownership is being changed on your account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

The Funds and/or the Transfer Agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

If applicable, shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, as well as from participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. A notary public cannot provide a signature guarantee.

By telephone	To redeem shares by telephone, call the Funds at 888-HUBERCM (888-482-3726) and specify the amount of money you wish to redeem up to $100,000. You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire or electronic funds transfer through the ACH network directly to your bank account. Wires are subject to a $15 fee paid by the investor and your bank may charge a fee to receive wired funds. You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available in your bank account for two to three days. If you have a retirement account, you may not redeem your shares by telephone.

If you are authorized to perform telephone transactions (either through your new account application or by subsequent arrangement in writing with the Funds) you may redeem shares in the amount of $100,000 or less, by instructing the Funds by phone at 888-HUBERCM (888-482-3726). A signature guarantee or acceptable signature verification may be required of all shareholders in order to qualify for or to change telephone redemption privileges.

You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

•That you correctly state the Fund account number;
•The name in which your account is registered;
•The social security or tax identification number under which the account is registered; and
•The address of the account holder, as stated in the account application.

Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one Huber Fund for shares of another Huber Fund in the Trust. However, you should note the following:
•You may only exchange between accounts that are registered with the same name, address, and taxpayer identification number;
•You may generally only exchange shares of the same class;
•You may exchange between different classes if investment minimums are met;
•Before exchanging into a Fund, read about the Fund in this Prospectus;
•Exchanges between Funds are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held;
•Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;
•The minimum exchange amount between the Funds is $100 for Investor Class and $5,000 for Institutional Class; and
•Redemption fees will not be assessed when an exchange occurs between the Funds.
You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker. Telephone requests to exchange shares can be made for a $5.00 exchange fee. Note that only four exchanges are permitted per calendar year.
Systematic Withdrawal Plan
You may request that a predetermined dollar amount be sent to you each month or quarter. Your account must have a value of at least $2,500 for Investor Class and $500,000 for Institutional Class for you to be eligible to participate in the Systematic Withdrawal Plan (the “SWP”). The minimum withdrawal amount for the Investor Class is $250 and the minimum withdrawal amount for the Institutional Class is $1,000. If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. You may request an application for the SWP by calling the Transfer Agent toll-free at 888-HUBERCM (888-482-3726). The Funds may modify or terminate the SWP at any time. You may terminate your participation in the SWP by writing or calling the Transfer Agent five days prior to the effective date of the next withdrawal. Redemption fees do not apply to transactions through the SWP.
Payment of Redemption Proceeds
As discussed above, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. You may redeem the Funds’ shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. The Funds typically expect that they will take one to three days following the receipt of your redemption request to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days if sending proceeds earlier could adversely affect the Funds.
All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.
The Funds typically expect that a Fund will utilize cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in unusual market conditions.
The Funds reserve the right to redeem in-kind as described under “Redemptions In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind are typically only used when it would be in the best interest of shareholders to do so, or when a redemption represents a large proportion of total Fund assets.
If you purchase shares using a check or electronic funds transfer through the ACH network and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your payment has cleared (usually within 12 calendar days). Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds. Shareholders can avoid this delay by utilizing the wire purchase option.
Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission (“SEC”) may permit for the protection of a Fund’s shareholders.
Other Redemption Information
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Redemptions In-Kind
The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind). A redemption, whether in cash or in-kind, is a taxable event to you.
Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. See the SAI for further information about the terms of these redemptions.
TOOLS TO COMBAT FREQUENT TRANSACTIONS
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performances. The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12-month period. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps include imposing a redemption fee, monitoring trading practices, rejecting exchanges between the Funds that seem to be excessive and using fair value pricing. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.
Redemption Fees
The Funds charge a 1.00% redemption fee on the redemption of Fund shares held for 60 days or less. This fee (which is paid into the applicable Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends or through shares associated with any of the Funds’ systematic programs. Exchange transactions between the Funds are exempt from redemption fees. Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

The Funds’ redemption fee will not apply to broker wrap-fee program accounts. Additionally, the Funds’ redemption fee will not apply to the following types of transactions:
•premature distributions from retirement accounts due to the disability or health of the shareholder;
•minimum required distributions from retirement accounts;
•redemptions resulting in the settlement of an estate due to the death of the shareholder;
•shares acquired through reinvestment of distributions (dividends and capital gains); and
•redemptions initiated through the systematic withdrawal plan.
Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is severely limited because the Funds do not have simultaneous access to the underlying shareholder account information.
In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, Quasar Distributors, LLC, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their short-term trading policies. Information received from financial intermediaries on omnibus accounts will not be used for any other purpose except for compliance with SEC rules.
Fair Value Pricing
Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board. There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.
More detailed information regarding fair value pricing can be found under the heading titled, “Shareholder Information – Share Price.”
General Policies
Some of the following policies are mentioned above. In general, the Funds reserve the right to:
•Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

•Reject any purchase request for any reason. Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);
•Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity. If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;
•Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and
•Reject any purchase or redemption request that does not contain all required documentation.
If you accept telephone options on the new account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “Methods of Buying.”
Your Broker or other financial intermediary may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your Broker or other financial intermediary for details.
Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Funds maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If the Funds are unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 1-888-482-3726 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-HUBERCM (888-482-3726) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
DISTRIBUTION OF FUND SHARES
Distribution and Service (Rule 12b-1) Plan
The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Funds to reimburse distribution and service fees attributable to the sale, distribution and servicing of their shares. The “reimbursement plan” provides for the payment of a distribution and service fee at the annual rate of up to 0.25% of average daily net assets of each share class of each Fund for actual expenses incurred. Because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. With respect to each Fund’s Institutional Class shares, the Board has approved a 0.00% Rule 12b-1 fee accrual payable by the Funds through at least February 28, 2023. Any increase to the accrual rate must first be approved by the Board.
Shareholder Servicing Plan
The Funds have a shareholder servicing plan. The Funds pay the Adviser, who in turn may pay authorized agents, up to 0.15% of the average daily net assets of each share class of each Fund attributable to their shareholders except with regard to the Mid Cap Value Fund’s Institutional Class for which the shareholder servicing plan fee is up to 0.10%. The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.
With respect to the Select Large Cap Value Fund, Small Cap Value Fund and Large Cap Value Fund’s Institutional Class shares, the Board has approved a 0.00% shareholder servicing plan fee accrual payable by the Funds through at least February 28, 2023. Any increase to the accrual rate must first be approved by the Board.
While this plan is in effect, the Adviser reports in writing at least quarterly to the Funds’ Board, and the Board reviews the amounts expended under the plan and the purposes for which such expenditures were made. For purposes of this plan, the Adviser may itself be an authorized agent and thus may be able to be reimbursed and compensated for eligible services performed pursuant to the plan.

The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.
Service Fees – Other Payments to Third Parties
The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial Advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.
The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to Rule 12b-1 and shareholder servicing plan fees paid by each Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.
DISTRIBUTIONS AND TAXES
Dividends and Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. A Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.
All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash. If you wish to change your distribution option, write or call the Transfer Agent at 888-HUBERCM (888-482-3726) in advance of the payment date of the distribution. Dividends and distributions will be taxable whether paid in cash or reinvested in additional shares.
If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.
Tax Matters
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each Fund will not be subject to federal income tax if it distributes its taxable income as required by tax law and satisfies certain other requirements that are described in the SAI.
The Funds intend to make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income (or in some cases as qualified dividend income) or capital gain. Distributions of short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains. The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual has owned the Fund shares. A portion of the ordinary income dividends paid by the Funds may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met. Qualified dividend income, the amount of which will be reported to you by the Funds, is currently taxed at a maximum federal rate of 20%. Eligibility for the qualified dividend tax rate also depends on the underlying sources of a Fund’s income and therefore cannot be predicted with certainty and may fluctuate from year to year. Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December. Dividends and net capital gains are subject to a 3.8% surtax for shareholders in the higher tax brackets.
For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. There is currently no mechanism for the Funds, to the extent that the Funds invest MLPs, to pass through to non-corporate shareholders the character of ordinary income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable the Funds to pass through to non-corporate shareholders the ability to claim this deduction.
You will be taxed on distributions of the Funds whether you receive your dividends and capital gain distributions in cash or if they are reinvested in additional Fund shares. Both cash and reinvested distributions will be taxed in the same manner.
If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by the Fund relating to the tax year of the redemption. You will be informed annually of the amount and nature of the Fund’s distributions. If you sell or exchange your Fund shares, it is generally a taxable event for you. An exchange of shares between the Funds by you is treated as a taxable sale. Depending on the purchase and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction. The Code limits the deductibility of capital losses in certain circumstances.
By law, the Funds must withhold from your taxable distributions and redemption proceeds an amount as backup withholding determined at a rate as set forth under section 3406 of the Code, if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service (“IRS”) instructs the Funds to do so. Backup withholding is not an additional tax and amounts withheld may be credited if proper documentation is provided to the IRS.
In managing the Funds, the Adviser considers the tax effects of its investment decisions to be of secondary importance. Shareholders should be aware that the Funds may make taxable distributions of income and capital gains even when share values have declined.
Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI. You should consult your own tax adviser concerning federal, state and local taxation of distributions from a Fund.

INDEX DESCRIPTIONS
Investors cannot invest directly in an index, although they may invest in the underlying securities.
The S&P 500® Index is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries.
The Bloomberg US 1000 Value Index is screened from the Bloomberg US 1000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Indices are market-capitalization-weighted.
The Bloomberg US 2000 Value Index is screened from the Bloomberg US 2000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Indices are market-capitalization-weighted.
The Bloomberg US 2500 Value Index is screened from the Bloomberg US 2500 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Indices are market-capitalization-weighted.

FINANCIAL HIGHLIGHTS
The financial highlights tables below are intended to help you understand the financial performance of the Funds for the fiscal periods shown. Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report dated October 31, 2021, which is available free of charge upon request.
Select Large Cap Value Fund – Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of year	$16.33	$17.63	$15.94	$15.76	$12.90

Income from investment operations:
Net investment income^	0.11	0.10	0.14	0.13	0.17
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	8.33	(1.26)	1.74	0.15	2.86
Total from investment operations	8.44	(1.16)	1.88	0.28	3.03

Less distributions:
From net investment income	(0.33)	(0.14)	(0.19)	(0.10)	(0.17)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$24.44	$16.33	$17.63	$15.94	$15.76

Total return	52.32%	-6.68%	12.03%	1.79%	23.71%

Ratios/supplemental data:
Net assets, end of year (thousands)	$6,251	$5,043	$6,258	$6,023	$7,346
Ratio of expenses to average net assets:
Before advisory fee waiver	1.67%	1.66%	1.57%	1.45%	1.70%
After advisory fee waiver	1.26%	1.35%	1.34%	1.25%	1.37%
Ratio of net investment income to average net assets:
Before advisory fee waiver	0.09%	0.30%	0.64%	0.59%	0.85%
After advisory fee waiver	0.50%	0.61%	0.87%	0.79%	1.18%
Portfolio turnover rate	48.63%	19.50%	19.52%	20.00%	20.49%
+    Less than $0.005.
^    Based on average shares outstanding.

Select Large Cap Value Fund – Institutional Class
For a share outstanding throughout each year

	Year Ended October 31,
	2021		2020		2019		2018	2017

Net asset value, beginning of year	$16.32		$17.62		$15.92		$15.81	$12.95

Income from investment operations:
Net investment income^	0.16		0.17		0.20		0.17	0.22
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	8.31		(1.28)		1.73		0.16	2.87
Total from investment operations	8.47		(1.11)		1.93		0.33	3.09

Less distributions:
From net investment income	(0.40)		(0.19)		(0.23)		(0.22)	(0.23)
Redemption fees retained	0.00	^+	0.00	^+	0.00	^+	—	—

Net asset value, end of year	$24.39		$16.32		$17.62		$15.92	$15.81

Total return	52.71%		-6.38%		12.43%		2.07%	24.10%

Ratios/supplemental data:
Net assets, end of year (thousands)	$40,792		$41,902		$43,912		$59,825	$80,948
Ratio of expenses to average net assets:
Before advisory fee waiver	1.40%		1.30%		1.22%		1.19%	1.33%
After advisory fee waiver	0.99%		0.99%		0.99%		0.99%	0.99%
Ratio of net investment income to average net assets:
Before advisory fee waiver	0.36%		0.66%		0.99%		0.84%	1.18%
After advisory fee waiver	0.77%		0.97%		1.22%		1.04%	1.52%
Portfolio turnover rate	48.63%		19.50%		19.52%		20.00%	20.49%
+    Less than $0.005.
^    Based on average shares outstanding.

Small Cap Value Fund – Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2021	2020		2019		2018	2017

Net asset value, beginning of year	$13.86	$18.02		$16.74		$17.12	$14.26

Income from investment operations:
Net investment income/(loss)^	(0.04)	0.00	+	0.00	+	0.04	0.09
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	9.47	(4.15)		1.31		(0.30)	2.96
Total from investment operations	9.43	(4.15)		1.31		(0.26)	3.05

Less distributions:
From net investment income	(0.08)	(0.01)		(0.03)		(0.12)	(0.19)
Redemption fees retained^+	0.00	0.00		0.00		0.00	0.00

Net asset value, end of year	$23.21	$13.86		$18.02		$16.74	$17.12

Total return	68.19%	-23.03%		7.97%		-1.64%	21.43%

Ratios/supplemental data:
Net assets, end of year (thousands)	$24,753	$14,937		$21,003		$24,478	$25,129
Ratio of expenses to average net assets:
Before advisory fee waiver	1.86%	2.03%		1.77%		1.65%	1.65%
After advisory fee waiver	1.56%	1.65%		1.58%		1.56%	1.63%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver	(0.48%)	(0.35%)		(0.16%)		0.11%	0.53%
After advisory fee waiver	(0.18%)	0.03%		0.03%		0.20%	0.55%
Portfolio turnover rate	75.60%	71.53%		37.26%		39.04%	23.48%
+    Less than $0.005.
^    Based on average shares outstanding.

Small Cap Value Fund – Institutional Class
For a share outstanding throughout each year

	Year Ended October 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of year	$14.04	$18.23	$16.95	$17.35	$14.45

Income from investment operations:
Net investment income^	0.01	0.05	0.04	0.08	0.14
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	9.56	(4.20)	1.32	(0.30)	2.99
Total from investment operations	9.57	(4.15)	1.36	(0.22)	3.13

Less distributions:
From net investment income	(0.13)	(0.04)	(0.08)	(0.18)	(0.23)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$23.48	$14.04	$18.23	$16.95	$17.35

Total return	68.47%	-22.80%	8.16%	-1.36%	21.74%

Ratios/supplemental data:
Net assets, end of year (thousands)	$26,662	$18,188	$20,051	$43,959	$66,177
Ratio of expenses to average net assets:
Before advisory fee waiver	1.65%	1.73%	1.54%	1.43%	1.36%
After advisory fee waiver	1.35%	1.35%	1.35%	1.32%	1.33%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver	(0.27%)	(0.05%)	0.07%	0.35%	0.81%
After advisory fee waiver	0.03%	0.33%	0.26%	0.46%	0.84%
Portfolio turnover rate	75.60%	71.53%	37.26%	39.04%	23.48%
+    Less than $0.005.
^    Based on average shares outstanding.

Large Cap Value Fund – Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.18	$15.69	$14.58	$14.48	$11.73

Income from investment operations:
Net investment income^	0.20	0.20	0.22	0.17	0.21
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	5.74	(2.52)	1.08	0.14	2.74
Total from investment operations	5.94	(2.32)	1.30	0.31	2.95

Less distributions:
From net investment income	(0.23)	(0.19)	(0.19)	(0.21)	(0.20)

Net asset value, end of year	$18.89	$13.18	$15.69	$14.58	$14.48

Total return	45.52%	-15.00%	9.17%	2.15%	25.37%

Ratios/supplemental data:
Net assets, end of year (thousands)	$1,646	$1,074	$1,296	$1,222	$1,582
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	2.74%	4.94%	4.52%	4.27%	4.42%
After advisory fee waiver and expense reimbursement	0.89%	1.00%	0.85%	0.94%	0.89%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	(0.66%)	(2.58%)	(2.17%)	(2.21%)	(1.90%)
After advisory fee waiver and expense reimbursement	1.19%	1.36%	1.50%	1.12%	1.63%
Portfolio turnover rate	26.45%	36.17%	35.66%	25.80%	34.31%
^    Based on average shares outstanding.

Large Cap Value Fund – Institutional Class
For a share outstanding throughout each year

	Year Ended October 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of year	$13.26	$15.75	$14.66	$14.55	$11.80

Income from investment operations:
Net investment income^	0.23	0.23	0.23	0.19	0.23
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	5.76	(2.51)	1.09	0.16	2.75
Total from investment operations	5.99	(2.28)	1.32	0.35	2.98

Less distributions:
From net investment income	(0.27)	(0.21)	(0.23)	(0.24)	(0.23)

Net asset value, end of year	$18.98	$13.26	$15.75	$14.66	$14.55

Total return	45.66%	-14.73%	9.25%	2.37%	25.53%

Ratios/supplemental data:
Net assets, end of year (thousands)	$8,808	$2,788	$3,805	$3,482	$3,401
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	2.60%	4.69%	4.42%	4.09%	4.25%
After advisory fee waiver and expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	(0.52%)	(2.33%)	(2.07%)	(2.06%)	(1.72%)
After advisory fee waiver and expense reimbursement	1.33%	1.61%	1.60%	1.28%	1.78%
Portfolio turnover rate	26.45%	36.17%	35.66%	25.80%	34.31%
^    Based on average shares outstanding.

Mid Cap Value Fund – Investor Class
For a share outstanding throughout each year

	Year Ended October 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of year	$9.53	$12.32	$12.29	$12.16	$10.41

Income from investment operations:
Net investment income^	0.05	0.04	0.05	0.04	0.10
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	5.30	(2.83)	0.10	0.17	1.91
Total from investment operations	5.35	(2.79)	0.15	0.21	2.01

Less distributions:
From net investment income	(0.08)	(0.00)	(0.12)	(0.08)	(0.10)
From net realized gain on investments	—	—	—	—	(0.16)
Total distributions	(0.08)	(0.00)	(0.12)	(0.08)	(0.26)

Net asset value, end of year	$14.80	$9.53	$12.32	$12.29	$12.16

Total return	56.34%	-22.65%	1.32%	1.70%	19.49%	+

Ratios/supplemental data:
Net assets, end of year (thousands)	$510	$256	$331	$478	$230
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	3.71%	13.99%	12.16%	11.13%	13.89%
After advisory fee waiver and expense reimbursement	1.14%	1.30%	1.08%	1.19%	1.27%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	(2.18%)	(12.29%)	(10.62%)	(9.65%)	(11.74%)
After advisory fee waiver and expense reimbursement	0.39%	0.40%	0.46%	0.29%	0.88%
Portfolio turnover rate	59.38%	118.94%	90.36%	42.91%	95.79%
^    Based on average shares outstanding.
+    Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.

Mid Cap Value Fund – Institutional Class
For a share outstanding throughout each year

	Year Ended October 31,
	2021	2020	2019	2018	2017

Net asset value, beginning of year	$9.55	$12.33	$12.33	$12.20	$10.44

Income from investment operations:
Net investment income^	0.08	0.07	0.06	0.06	0.13
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	5.30	(2.85)	0.09	0.18	1.92
Total from investment operations	5.38	(2.78)	0.15	0.24	2.05

Less distributions:
From net investment income	(0.10)	(0.00)	(0.15)	(0.11)	(0.13)
From net realized gain on investments	—	—	—	—	(0.16)
Total distributions	(0.10)	(0.00)	(0.15)	(0.11)	(0.29)

Net asset value, end of year	$14.83	$9.55	$12.33	$12.33	$12.20

Total return	56.61%	-22.55%	1.35%	1.95%	19.78%	+

Ratios/supplemental data:
Net assets, end of year (thousands)	$6,958	$1,310	$1,549	$1,416	$1,389
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	3.57%	13.69%	12.08%	11.19%	13.77%
After advisory fee waiver and expense reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	(2.05%)	(11.99%)	(10.54%)	(9.75%)	(11.62%)
After advisory fee waiver and expense reimbursement	0.52%	0.70%	0.54%	0.44%	1.15%
Portfolio turnover rate	59.38%	118.94%	90.36%	42.91%	95.79%
^    Based on average shares outstanding.
+    Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.

PRIVACY NOTICE
The Funds collect non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.
In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Avenue, Suite 3245
El Segundo, California 90245
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
Custodian
U.S. Bank N. A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

HUBER SELECT LARGE CAP VALUE FUND
HUBER SMALL CAP VALUE FUND
HUBER LARGE CAP VALUE FUND
HUBER MID CAP VALUE FUND
Each Fund is a series of Advisors Series Trust.
www.hubercap.com

FOR MORE INFORMATION
You can find more information about the Funds in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s last fiscal year.
The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.hubercap.com. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 888-HUBERCM (888-482-3726) or by writing to:
HUBER CAPITAL FUNDS
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Reports and other information about the Funds are also available:

•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

___________________________________________
(The Trust’s SEC Investment Company Act file number is 811‑07959.)

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2022
HUBER SELECT LARGE CAP VALUE FUND
Investor Class (HULIX)
Institutional Class (HULEX)
HUBER SMALL CAP VALUE FUND
Investor Class (HUSIX)
Institutional Class (HUSEX)
HUBER LARGE CAP VALUE FUND
Investor Class (HUDIX)
Institutional Class (HUDEX)
HUBER MID CAP VALUE FUND
Investor Class (HUMDX)
Institutional Class (HUMEX)
Series of Advisors Series Trust
This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Funds’ Prospectus dated February 28, 2022, as may be revised (the “Prospectus”), of the Huber Select Large Cap Value Fund, the Huber Small Cap Fund, the Huber Large Cap Value Fund, and the Huber Mid Cap Value Fund (each, a “Fund” and together, the “Funds”), each a series of Advisors Series Trust (the “Trust”). Huber Capital Management, LLC (the “Adviser”) is the investment adviser to the Funds. A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number below or by visiting the Adviser’s website at www.hubercap.com.
Huber Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
888-HUBERCM (888-482-3726)
The Funds’ audited financial statements and notes thereto for the fiscal year ended October 31, 2021, and the unqualified reports of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, on such financial statements are included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2021, and are incorporated by reference into this SAI. A copy of the annual report may be obtained without charge by calling or writing the Funds as shown above or by visiting the Funds’ website at www.hubercap.com.

THE TRUST
The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Funds.
Registration with the SEC does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
The Huber Select Large Cap Value Fund (f/k/a Huber Capital Equity Income Fund) (the “Select Large Cap Value Fund”) and Huber Small Cap Value Fund (f/k/a Huber Capital Small Cap Value Fund) (the “Small Cap Value Fund”) each commenced operations on June 29, 2007. Effective October 25, 2011, the former Institutional Class shares for each Fund were re-designated as Investor Class shares. The current Institutional Class shares commenced operations on October 25, 2011. The Huber Large Cap Value Fund (f/k/a Huber Capital Diversified Large Cap Value Fund) (the “Large Cap Value Fund”) commenced operations on December 31, 2012. The Mid Cap Value Fund commenced operations on December 31, 2015.
INVESTMENT POLICIES AND RISKS
The following information supplements the discussion of the Funds’ investment objectives and policies as set forth in their Prospectus. There can be no guarantee that the Funds’ objectives will be attained.
Diversification
Each of the Funds is a diversified fund. This means that, with respect to 75% of each Fund’s total assets, the Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the voting securities of such issuer. This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.
Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Funds, the Funds may have a greater percentage of their assets invested in securities of fewer issuers. Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite the Funds’ qualifying as diversified mutual funds under applicable federal securities laws.
The following paragraphs provide more detail regarding the Funds’ investment policies and the associated risks identified in the Funds’ Prospectus.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below:
Equity Securities
Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a

Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.
Common Stocks
A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stocks
Each Fund may invest in preferred stocks. A preferred stock blends the characteristics of a bond and common stock. Preferred stock generally does not carry voting rights. It can offer the fixed dividends of a bond and the equity ownership of a common stock. Unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects. Preferred stock generally has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.
Convertible Securities
Each Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.
Rights and Warrants
The Funds may each invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them.

Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.
An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Derivatives
The Funds are prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. This restriction is not fundamental and may be changed by a fund without a shareholder vote. If a Fund determines to invest in derivatives in the future, it will comply with Rule 18f-4 under the 1940 Act.
Equity-Linked Derivatives. To the extent that such security is not considered a derivative under Rule 18f-4 the Funds may each invest in equity-linked derivatives. Shares of Standard & Poor’s (“S&P”) Depositary Receipts (“SPDRs®”) and S&P’s MidCap 400 Depositary Receipts (“MidCap SPDRs®”) are considered Equity-Linked Derivatives. Equity-Linked Derivatives are a type of derivative security, the performance of which is designed to correspond generally to the performance of a specified securities index or basket of securities, or to a single stock. SPDRs® and MidCap SPDRs® are designed to follow the performance of S&P 500® Index and the S&P MidCap 400 Index, respectively. Because the prices of SPDRs® and MidCap SPDRs® are correlated to diversified portfolios, they are subject to the risk that the general level of stock prices may decline or that the underlying indices decline. In addition, because SPDRs® and MidCap SPDRs® will continue to be traded even when trading is halted in component stocks of the underlying indices, price quotations for these securities may, at times, be based upon non-current price information with respect to some or even all of the stocks in the underlying indices. The Fund’s ability to redeem its shares of SPDRs® and MidCap SPDRs® may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), which provides that the SPDRs® and MidCap SPDRs® will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. There is a risk that these instruments may terminate due to extraordinary events that may cause any of its service providers, such as the trustee or sponsor, to close or otherwise fail to perform their obligations. Also, because these instruments are granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, they may terminate if such license agreements are terminated.
Foreign Investments
The Funds may each make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Funds reserve the right to invest up to 20% of their net assets in ADRs, dollar-denominated foreign securities and directly in foreign securities, including those denominated in currencies other than the U.S. dollar. The Adviser includes, as a U.S. issuer: a company that maintains its principal place of business in the United States; has at least 50% of its assets, revenues or earnings in the Unites States; or is listed on a U.S. exchange.

Brexit. In a June 2016 referendum, citizens of the United Kingdom voted to leave the European Union (“EU”). In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”) by invoking Article 50 of the Treaty on European Union, which triggered a two-year period of negotiations on the terms of Brexit. Brexit has resulted in volatility in European and global markets and may also lead to weakening in political, regulatory, consumer, corporate and financial confidence in the markets of the United Kingdom and throughout Europe. The longer term economic, legal, political, regulatory and social framework to be put in place between the United Kingdom and the EU remains unclear and may lead to ongoing political, regulatory and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. Additionally, the decision made in the British referendum may lead to a call for similar referenda in other European jurisdictions, which may cause increased economic volatility in European and global markets. The mid-to long-term uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments. This may be due to, among other things: fluctuations in asset values and exchange rates; increased illiquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of counterparties to enter into transactions at the price and terms on which a Fund is prepared to transact; and/or changes in legal and regulatory regimes to which certain of a Fund’s assets are or become subject. Fluctuations in the value of the British Pound and/or the Euro, along with the potential downgrading of the United Kingdom’s sovereign credit rating, may also have an impact on the performance of a Fund’s assets or investments economically tied to the United Kingdom or Europe.
The full impact of Brexit and the nature of the future relationship between the United Kingdom and the European Union remains uncertain. The United Kingdom and the European Union reached a trade agreement on December 31, 2020, which became effective on May 1, 2021 after being approved by all applicable United Kingdom and European Union governmental bodies in early 2021. The period following the United Kingdom’s withdrawal from the European Union is expected to be one of significant political and economic uncertainty particularly until the United Kingdom government and European Union member states agree and implement the terms of the United Kingdom’s future relationship with the European Union. Brexit may create additional economic stresses for the United Kingdom, which may include causing a contraction of the United Kingdom economy and price volatility in United Kingdom stocks, decreased trade, capital outflows, devaluation of pounds sterling, and wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. The Fund may be negatively impacted by changes in law and tax treatment resulting from or following Brexit. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the value of investments held by the Fund.
American Depositary Receipts. The Funds may each invest up to 20% of their net assets in ADRs. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If a Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.
Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:
Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.
Currency Fluctuations. The Funds will invest in securities denominated in U.S. dollars or foreign currencies. For this reason, the value of the Funds’ assets may be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar. Changes in the value of foreign currencies against the U.S. dollar may affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Funds. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.
Taxes. The interest and dividends payable to the Funds on certain of the Funds’ foreign portfolio securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to the Funds’ shareholders. It is not anticipated that the Funds will be eligible to pass through to shareholders any tax credits or deductions with respect to such foreign taxes or withholding.
Emerging Markets. Each Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
Initial Public Offerings (“IPOs”)
Each Fund may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. The Funds may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small. The impact of IPOs on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.
Investment Company Securities
Each Fund may invest in shares of other investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of its investment objective, subject to the limitations set forth in the 1940 Act. Each Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portion of each of the other investment company’s advisory and operational expenses.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.
The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load or service fee charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Rule 12d1-4 permits additional types of fund of fund arrangements without an exemptive order. The rule imposes certain conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Funds’ investments in ETFs will involve duplication of advisory fees and other expenses since the Funds will be investing in another investment company. In addition, the Funds’ investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Funds invest in ETFs which focus on a particular market segment or industry, the Funds will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Funds will invest will be listed on a national securities exchange and the Funds will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.
As a purchaser of ETF shares on the secondary market, the Funds will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.
Closed-End Funds. Each Fund may invest in closed-end funds, pooled investment vehicles that are registered under the 1940 Act and whose shares are listed and traded on U.S. national securities exchanges. Like any stock, a closed-end fund’s share price will fluctuate in response to market conditions and other factors. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the NAV of closed-end fund’s portfolio holdings. When such prices are higher, shares are said to be trading at a “premium.” When they are lower, shares are said to be trading at a “discount.” Closed-end fund shares frequently trade at persistent and ongoing discounts to the NAV of the closed-end fund’s portfolio investments. There can be no guarantee that shares of a closed-end fund held by a Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of the closed-end funds held by a Fund will exist. A Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund. While the Funds seek to take advantage differences between the NAV of closed-end fund shares and any secondary market premiums or discounts, the Funds may not be able to do so. In addition, there can be no assurance that any closed-end fund will achieve its stated investment objective. While the Funds attempt to invest in a diversified basket of closed-end funds, lackluster performance of a single closed-end fund can have a negative impact on the performance of a Fund as a whole. A Fund may lose money on its investment in any closed-end fund which, in turn, may cause investors to lose money on an investment in that Fund.
Master Limited Partnerships and Other Publicly Traded Partnerships
Each Fund may invest in Master Limited Partnerships (“MLPs”) and other publicly traded partnerships formed as partnerships, limited partnerships or limited liability companies, the units of which are listed and traded on a securities exchange. The Funds may invest in publicly traded partnerships that are expected to be treated as “qualified publicly traded partnerships” for federal income tax purposes. These include MLPs and other entities qualifying under limited exceptions in the U.S. Code. Many MLPs derive income and capital gains from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource, or from real property. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Funds may purchase common units of an MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors.
MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but a Fund will be required for federal income tax purposes to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by a Fund from an MLP are less than that Fund’s allocable share of the MLP’s income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company (“RIC”) and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.
Holders of units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Funds. In addition, the value of a Fund’s investment in MLPs depends largely on the MLPs being treated as “qualified publicly traded partnerships” for federal income tax purposes. If an MLP does not meet current federal income tax requirements to maintain partnership status, or if it is unable to do so because of federal income tax law changes, it could be taxed as a corporation. In that case, the MLP would be obligated to pay federal income tax at the entity level and distributions received by a Fund generally would be taxed as dividend income for federal income tax purposes. As a result, there could be a reduction in a Fund’s cash flow and there could be a material decrease in the value of the Fund’s shares. In addition, if an MLP in which a Fund invests does not qualify as a “qualified publicly traded partnership” (and is otherwise not taxed as a corporation), the Fund must look through to the character of the income generated by the MLP. Such income may not qualify as “good income,” and therefore, could adversely affect the Fund’s status as a RIC.
To the extent that a limited partnership’s interests are all in a particular industry, the limited partnership will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a limited partnership are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership than investors in a corporation. For example, investors in limited partnerships may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, limited partnerships may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the limited partnership to its investors. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require a Fund to employ fair value procedures to value its holdings in such investments.
Stapled Securities
The Funds may invest in stapled securities. A stapled security is a security that is comprised of two parts that cannot be separated from one another, a unit of a trust and a share of a company. The resulting security is influenced by both parts and must be treated as one unit at all times, such as when buying or selling a security. The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.
Short-Term, Temporary, and Cash Investments
When the Adviser believes market, economic, political or other conditions are unfavorable for investors, the Adviser may invest up to 100% of the Funds’ net assets in a temporary defensive manner or hold a substantial portion of their net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. Temporary defensive investments generally may include U.S. Government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market mutual funds shares and other money market equivalents. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. The Funds may invest in any of the following securities and instruments:
Money Market Mutual Funds. The Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. Although money market mutual funds seek to preserve the value of a Fund’s investment at $1.00 per share, it is possible to lose money by investing in such funds.
Your cost of investing in the Funds will generally be higher than the cost of investing directly in the underlying money market mutual fund shares. You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Funds’ direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Funds may acquire bank certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If the Funds hold instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.
Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.
As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in their Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.
Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A‑2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.
Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.
Borrowing
Currently, the 1940 Act permits each Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow.  This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings.  Borrowed money thus creates an opportunity for greater gains, but also greater losses.  To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.  There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period.
The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.
Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. A Fund will reduce its borrowing amount within three days, if its asset coverage falls below the amount required by the 1940 Act.
Illiquid and Restricted Securities
Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date a Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market pursuant to Rule 144A under the Securities act of 1933, as amended (the “1933 Act”) and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under a Fund’s liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information about an issuer of private placement securities, which may restrict the Fund’s ability to conduct transactions in those securities.

Real Estate Investment Trusts (“REITs”)
The Funds may invest in REITs. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.
A REIT is a corporation or a business trust that would otherwise be taxed as a corporation. REITs are often divided into three categories: equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings. Rental income is the main source of income for equity REITs. An equity REIT may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value. A mortgage REIT invests primarily in mortgages on real estate and other loans secured by interests in real estate, including construction, development or long-term loans. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.
To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.
In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Funds. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Funds, but also, indirectly, similar expenses of the REITs.
Mortgage-Backed Securities
Each Fund may invest in mortgage-backed securities.  Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investing in fixed-income securities and in the real estate industry in general. These unique risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage-backed securities, the yield a Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.
Securities Lending
Each Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, a Fund may lend portfolio securities to securities broker-dealers or financial institutions if:  (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Fund at any time; (3) the Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Adviser is able to call loaned securities in order to exercise all voting rights with respect to the securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Fund’s assets.  As part of participating in a lending program, the Fund will invest its cash collateral only in investments that are consistent with the investment objectives, principal investment strategies and investment policies of the Fund.  All investments made with the cash collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.  Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower shall be at the Fund’s risk.
When-Issued Securities
Each Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month.  The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV.  During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund.  At the time of settlement, the market value of the security may be more or less than the purchase price.  When a Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.
Special Risks Related to Cyber Security
The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate the Funds’ NAVs; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause the Funds’ investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.
INVESTMENT RESTRICTIONS
The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.
As a matter of fundamental policy, each Fund is diversified as described on page B-3. The Funds’ investment objectives are also fundamental.
In addition, the Funds may not:
1.Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding 33-1/3 percent of their total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, short sales or securities lending, provided that asset coverage requirements are met;
2.Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);
3.Purchase or sell commercial real estate unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

4.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;
5.Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or
6.Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements.
With respect to fundamental policy #3 above, the Funds do not intend to invest directly in real estate.
Each Fund observes the following restrictions as a matter of operating but not fundamental policy. Except as noted below, the Funds may:
1.Not make investments for the purpose of exercising control or management;
2.Adopt the following policy if the Fund is subject to Rule 35d-1 (the “Names Rule”) under the 1940 Act:
Shareholders will receive at least 60 days’ notice of any changes to a Fund’s non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
“Important Notice Regarding Change in Investment Policy.” This statement will appear in both the notice and, if applicable, the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or, if applicable, the envelope in which the notice is delivered;
3.Not hold in aggregate more than 15% of a Fund’s net assets in illiquid investments that are assets pursuant to Rule 22e-4 under the 1940 Act; or
4.Lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.
If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation, except that there is an ongoing asset coverage requirement in the case of borrowings.  If the value of each Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board of Trustees (the “Board” or the “Trustees”) will consider what actions, if any, are appropriate to maintain adequate liquidity.

PORTFOLIO TURNOVER
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.
Following are the portfolio turnover rates for each Fund’s two most recent fiscal years ended October 31:

	2021	2020
Select Large Cap Value Fund	48.63%	19.50%
Small Cap Value Fund	75.60%	71.53%
Large Cap Value Fund	26.45%	36.17%
Mid Cap Value Fund	59.38%	118.94%
PORTFOLIO HOLDINGS INFORMATION
The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These Disclosure Policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
In addition, the Funds disclose complete portfolio holdings on the Funds’ website on at least a calendar quarterly basis at www.hubercap.com with at least a 15-calendar day lag. A Fund may experience up to a 45-calendar day lag in the website disclosure of its complete portfolio holdings if it is determined that early disclosure could be harmful to the Fund. The portfolio holdings for a Fund will remain posted on the website until updated with required regulatory filings with the SEC. From time to time, the Adviser may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Adviser determines to be in the best interests of shareholders.
Pursuant to the Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:
•The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;
•The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;
•The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee; or
•The disclosure is made pursuant to a confidentiality agreement.
Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons are:
•A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which may receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and
•Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Board; Linedata Services (trade order management system); Ultimus Fund Solutions, LLC (middle/back office service provider) and the Trust’s attorneys and independent registered public accounting firm (currently, Sullivan & Worcester LLP and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.
Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.
The Board exercises continuing oversight of the disclosure of a Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.
Neither the Adviser nor the Funds may receive compensation in connection with the disclosure of information about a Fund’s portfolio securities. In the event of a conflict between the interests of a Fund and the interests of the Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Adviser’s Board of Directors and to the Fund’s Board at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.
In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities which, by explicit agreement by virtue of their respective duties to a Fund, are required to maintain the confidentiality of the information disclosed: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third-party recipient is subject to a confidentiality agreement.
In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.
There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.
MANAGEMENT
The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Adviser. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Fund Accountant, Custodian and Transfer Agent (each as defined herein). The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board. The current Trustees and officers of the Trust, their ages and positions with the Trust, term of office with the Trust and length of time served, their business addresses, principal occupations during the past five years and other directorships held during the past five years are listed in the table below.

Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2017.	Partner and Head of Business Development Ballast Equity Management, LLC (a privately-held investment advisory firm) (February 2019 to present); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Joe D. Redwine (age 74) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since September 2008.	Retired; formerly Manager, President, CEO, U.S. Bancorp Fund Services, LLC, and its predecessors, (May 1991 to July 2017).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
Raymond B. Woolson (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board and Trustee	Indefinite term; since January 2020 Indefinite term; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 20 portfolios), DoubleLine Opportunistic Credit Fund, DoubleLine Selective Credit Fund and DoubleLine Income Solutions Fund, from 2010 to present.

Officers of the Trust

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 53) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Cheryl L. King (age 60) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Kevin Hayden (age 50) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Richard R. Conner (age 39) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Michael L. Ceccato (age 64) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bank Global Fund Services and Vice President, U.S. Bank N.A. (February 2008 to present).
Michelle L. Sanville-Seebold (age 49) 615 E. Michigan Street Milwaukee, WI 53202	Deputy Chief Compliance Officer	Indefinite term; since September 2021.	Vice President, U.S. Bank Global Fund Services (August 2014 to present).
Elaine E. Richards (age 53) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).
Ryan M. Charles (age 43) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Assistant Secretary	Indefinite term; since January 2022.	Assistant Vice President, U.S. Bank Global Fund Services (May 2021 to present); Chief Legal Officer and Secretary Davis Selected Advisers, L.P. (2004 to 2021).
* The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)As of October 31, 2021, the Trust was comprised of 36 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.
(3)“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information Concerning Our Board of Trustees
The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operations of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the investment advisers, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established three standing committees, an Audit Committee, a Nominating and Governance Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust or with its principal underwriter. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.
The President, Chief Executive Officer and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust. The Trust has appointed Raymond Woolson, an Independent Trustee, as Chairman of the Board, and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as Chairman during executive sessions of the Independent Trustees.
The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Nominating and Governance Committee meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as Partner and Head of Business Development of Ballast Equity Management, LLC, a privately-held investment advisory firm. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.
Joe D. Redwine. Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his experience as President and CEO of U.S. Bancorp Fund Services, LLC, (now known as U.S. Bank Global Fund Services), a full-service provider to mutual funds and alternative investment products. In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds. Effective January 1, 2022, Mr. Redwine serves as the Trust’s Audit Committee Financial Expert.
Raymond B. Woolson. Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent

Trustee and Audit Committee Chairman for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services. Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products. Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, “PricewaterhouseCoopers” or “PWC”) where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.
Board Committees
The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Nominating and Governance Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.
The Audit Committee is comprised of all of the Independent Trustees. Mr. Redwine is the Chairman of the Audit Committee. The Audit Committee typically meets once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. For the fiscal year ended October 31, 2021, the Audit Committee met once with respect to the Trust.
The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The QLCC meets as necessary. During the Funds’ fiscal year ended October 31, 2021, the QLCC did not meet with respect to the Trust.
The Nominating and Governance Committee is comprised of all, and only of, the Independent Trustees. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Nominating and Governance Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Nominating and Governance Committee meets regularly with respect to the various series of the Trust. The Nominating and Governance Committee is also responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Mr. Mertens is the Chairman of the Nominating and Governance Committee. During the Funds’ fiscal year ended October 31, 2021, the Nominating and Governance Committee met twice with respect to the Trust.
Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.
Board Interest in the Funds
As of December 31, 2021, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined herein, or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.
The following table states the dollar range of equity securities of the Funds beneficially owned by the Trustees as of December 31, 2021:

	Dollar Range of Equity Securities in the Select Large Cap Value Fund	Dollar Range of Equity Securities in the Small Cap Value Fund	Dollar Range of Equity Securities in the Large Cap Value Fund	Dollar Range of Equity Securities in the Mid Cap Value Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
Independent Trustees
David Mertens	None	None	None	None	Over $100,000
Raymond B. Woolson	None	None	None	None	Over $100,000
Joe D. Redwine	None	None	None	None	Over $100,000
Compensation
Effective January 1, 2022, the Independent Trustees each receive an annual retainer of $100,000 per year allocated among each of the various portfolios comprising the Trust, an additional $6,000 per regularly scheduled Board meeting, and an additional $500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at

Board meetings. Prior to January 1, 2022, the annual retainer was $94,500. The Trust Chairman, Chairman of the Audit Committee, and Chairman of the Nominating and Governance Committee each receive a separate annual fee of $10,000, $5,000, and $3,000, respectively, provided that the separate fee for the Chairman of the Audit Committee will be waived if the same individual serves as both Trust Chairman and Audit Committee Chairman. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the compensation received by the Independent Trustees from the Funds for the fiscal year ended October 31, 2021.

	Aggregate Compensation from the				Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees(1)
	Select Large Cap Value Fund	Small Cap Value Fund	Large Cap Value Fund	Mid Cap Value Fund
Independent Trustee
Gail S. Duree(2)	$3,532	$3,524	$3,474	$3,470	None	None	$14,000
David G. Mertens	$3,477	$3,469	$3,420	$3,416	None	None	$13,782
Raymond B. Woolson	$3,669	$3,661	$3,608	$3,604	None	None	$14,542
Joe D. Redwine	$3,395	$3,388	$3,339	$3,335	None	None	$13,457
(1)There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Funds. For the Funds’ fiscal year ended October 31, 2021, aggregate Independent Trustees’ fees for the Trust were $516,000.
(2)Ms. Duree retired as of December 31, 2021.

CODES OF ETHICS
The Trust and the Advisor have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Advisor to invest in securities that may be purchased or held by the Fund. The Distributor, as defined below, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Advisor, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Advisor.
PROXY VOTING POLICY
The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Voting Policies and Procedures and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.
The Adviser has adopted its own proxy voting policies and procedures, generally consistent with those of its proxy voting vendor, Institutional Shareholder Services (“ISS”). Accordingly, all proxies shall be submitted to ISS directly from the custodian and available for review and vote by the Adviser’s personnel. The Adviser will generally vote in line with ISS recommendations, but reserves the right to go against the recommendation if management deems it is in the best interest of the shareholders.

Responsibility. The responsibility for administering and overseeing the proxy voting process lies with the COO and Chief Compliance Officer (“CCO”) of the Adviser.
Conflict of Interest. The Adviser’s proxy voting policies and procedures are designed to ensure that proxies are properly voted and any material conflicts are resolved in the best interest of a Fund. If the Adviser detects a conflict of interest, it will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which the Adviser should vote on the proposal. The proxy voting service’s or consultant’s determination will be binding on the Adviser.
Review. The Adviser’s CCO or designee will review the Adviser’s Proxy Policies and update them as necessary.
Proxy Voting Guidelines on Specific Issues. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the Advisory Agreement or comparable document, and other relevant facts and circumstances at the time of the vote.
The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting records for the 12-month period ending June 30. The Funds’ proxy voting records are available without charge, upon request, by calling toll-free 888-HUBERCM (888-482-3726) and on the SEC’s website at www.sec.gov.
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. As of January 31, 2022, the following shareholders were considered to be principal shareholders and/or control persons of the specified class of the relevant Fund.
Select Large Cap Value Fund, Investor Class

Name and Address	% Ownership	Type of Ownership
Angelo R. Mozilo c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	27.90%	Beneficial
National Financial Services, LLC 499 Washington Blvd, 4th Floor Jersey City, NJ 07310-1995	26.63%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	24.28%	Record

Select Large Cap Value Fund, Institutional Class

Name and Address	% Ownership	Type of Ownership
RBC Capital Markets LLC Mutual Fund Omnibus Processing 60 South 6th Street, #P08 Minneapolis, MN 55402-4413	44.53%	Record
Lizanne Falsetto Living Trust U/A 05/29/2007 c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	12.64%	Beneficial
JP Morgan Securities, LLC 1 Metrotech Ctr. N Fl 3 Brooklyn, NY 11201-3873	10.58%	Record
Huber Capital Investments LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	9.27%	Record
Margaret L. Kerr c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	8.07%	Beneficial
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	5.02%	Record

Small Cap Value Fund, Investor Class

Name and Address	% Ownership	Type of Ownership
Shadowlawn Investments LP - Jay 530 Belle Meade Boulevard Nashville, Tennessee 37205-3424	48.29%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	23.75%	Record
National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310-1995	14.19%	Record
Small Cap Value Fund, Institutional Class

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310-1995	43.92%	Record
Margaret L. Kerr c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	23.03%	Beneficial
Lizanne Falsetto Living Trust U/A 05/29/2007 c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	14.11%	Beneficial

Large Cap Value Fund, Investor Class

Name and Address	% Ownership	Type of Ownership
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577-2539	69.77%	Record
National Financial Services, LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310-1995	13.53%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105-1905	7.94%	Record
TD Ameritrade FBO Dennis J Santos & Hyun Jin Choi JT c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	6.81%	Record
Large Cap Value Fund, Institutional Class

Name and Address	% Ownership	Type of Ownership
Lizanne Falsetto Living Trust U/A 05/29/2007 c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	57.39%	Beneficial
Morgan Stanley Smith Barney LLC FBO a Customer of MSSB 1 New York Plaza New York, NY 10004-1901	27.65%	Record
Joe Huber c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, CA 90245	14.96%	Beneficial

Mid Cap Value Fund, Investor Class

Name and Address	% Ownership	Type of Ownership
Hilton Family Trust c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	63.95%	Beneficial
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	19.79%	Record
Vanguard Brokerage Services P.O. Box 1170 Valley Forge, PA 19482-1170	5.08%	Record
Mid Cap Value Fund, Institutional Class

Name and Address	% Ownership	Type of Ownership
Lizanne Falsetto Living Trust U/A 05/29/2007 c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	73.14%	Beneficial
Huber Capital Investments, LLC c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, CA 90245	19.27%	Record

Control Persons of the Select Large Cap Value Fund

Name and Address	% Ownership	Type of Ownership
RBC Capital Markets LLC Mutual Fund Omnibus Processing 60 South 6th Street, #P08 Minneapolis, MN 55402-4413	38.81%	Record
Control Persons of the Small Cap Value Fund

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310-1995	29.65%	Record
Control Persons of the Large Cap Value Fund

Name and Address	% Ownership	Type of Ownership
Lizanne Falsetto Living Trust U/A 05/29/2007 c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	48.10%	Beneficial
Morgan Stanley Smith Barney LLC 2000 Westchester Avenue Purchase, NY 10577-2539	34.47%	Record
Control Persons of the Mid Cap Value Fund

Name and Address	% Ownership	Type of Ownership
Lizanne Falsetto Living Trust U/A 05/29/2007 c/o Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245	67.88%	Beneficial
Management Ownership Information. As of January 31, 2022, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Investor Class or the Institutional Class of each Fund.
THE ADVISER
Huber Capital Management, LLC, 2321 Rosecrans Avenue, Suite 3245, El Segundo, CA 90245, acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser. Subject to such policies as the Board may determine, the Adviser is ultimately responsible for investment decisions for the Funds. Pursuant to the terms of the

Advisory Agreement, the Adviser provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments. The Adviser also continuously monitors and maintains each Fund’s investment criteria and determines from time to time what securities may be purchased by each Fund. Huber Capital Holdings, LLC holds the majority ownership share of the Adviser and Joseph Huber is the majority owner of Huber Capital Holdings, LLC. Huber Capital Holdings, LLC is a direct control person of the Adviser and Joseph Huber is an indirect control person of the Adviser and is the portfolio manager of the Funds.
The Advisory Agreement continues in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds upon 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser upon 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of a Fund’s average daily net assets specified in the Prospectus. However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month‑to‑month basis. Please note, the Adviser is voluntarily reducing the Select Large Cap Value Fund’s management fee from 0.99% to 0.75%, the Small Cap Value Fund’s management fee from 1.35% to 0.99%, the Large Cap Value Fund’s management fee from 0.75% to 0.00% and the Mid Cap Value Fund’s management fee from 1.00% to 0.00%, through at least February 28, 2023. The Adviser cannot recoup these amounts.
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce management fees and/or pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) payable to it by each Fund to the extent necessary to limit the Funds’ Total Annual Operating Expenses as follows through at least February 28, 2023.

Fund	Expense Cap
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.35%
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%
The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.
For the fiscal years ended October 31 indicated below, the Funds paid the following fees to the Adviser:
Select Large Cap Value Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2021	$298,850	$163,721	$0	$135,129
2020	$368,019	$150,039	$0	$217,980
2019	$442,507	$132,238	$0	$310,269

Small Cap Value Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2021	$394,729	$120,526	$0	$274,203
2020	$344,126	$132,640	$0	$211,486
2019	$551,240	$104,752	$0	$446,488

Large Cap Value Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2021	$0	$0	$0	$0
2020	$0	$0	$0	$0
2019	$0	$0	$0	$0

Mid Cap Value Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
2021	$0	$0	$0	$0
2020	$0	$0	$0	$0
2019	$0	$0	$0	$0

In addition to the management fees payable to the Adviser, each Fund is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; fund administration fees and related expenses; chief compliance officer fees; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act, including pricing services; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses except as otherwise prescribed in the Advisory Agreement. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.
DISTRIBUTION
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as each Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of each Fund’s shares is continuous. The Distributor is a registered broker-dealer and member of FINRA.
The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
Distribution Plan
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Funds reimburse the Distributor for eligible expenses incurred under the Plan, at an annual rate of up to 0.25% of the average daily net assets of each share class of each Fund. Amounts paid under this reimbursement plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year. In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Funds. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required. The Rule 12b-1 fee accrual payable for Institutional Class shares for each Fund is currently set at 0.00% through at least February 28, 2023, and any increase to the accrual rate must first be approved by the Board.
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor in its capacity as the Funds’ principal underwriter and distribution coordinator, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.
While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.
The tables below show the amount of Rule 12b‑1 fees accrued and the allocation of Rule 12b-1 fees paid by Investor Class shares of the Funds for the fiscal year ended October 31, 2021.

Rule 12b-1 fees accrued for 2021
Select Large Cap Value Fund	$15,055
Small Cap Value Fund	$38,932
Large Cap Value Fund	$2,045
Mid Cap Value Fund	$416

Rule 12b-1 Fees Paid for 2021	Advertising /Marketing	Printing /Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other	Total
Select Large Cap Value Fund	$0	$0	$978	$14,077	$0	$0	$15,055
Small Cap Value Fund	$0	$0	$9,057	$29,875	$0	$0	$38,932
Large Cap Value Fund	$0	$0	$301	$1,744	$0	$0	$2,045
Mid Cap Value Fund	$0	$0	$166	$250	$0	$0	$416
Shareholder Servicing Plan
The Funds have adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to each class of the Fund under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. Such services include: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (2) providing shareholders with a service that invests the assets of their accounts in shares of the Funds pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of the Funds beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.
As compensation for the provision of shareholder services, the Funds will pay the Adviser a monthly fee at an annual rate of up to 0.15% of each Fund’s average daily net assets except for the Institutional Class shares of the Mid Cap Value Fund which has a shareholder servicing plan fee of up to 0.10%. The Adviser will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Adviser receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers. The Servicing Plan fee accrual payable for Institutional Class shares for each Fund is currently set at 0.00% through at least February 28, 2023. Each Fund’s Investor Class and the Mid Cap Value Fund’s Institutional Class shares incurred shareholder servicing fees in the following amounts for the periods indicated below.

Fund	Shareholder Servicing Plan Fees Incurred During Fiscal Years Ended October 31,
	2021	2020	2019
Select Large Cap Value Fund	$1,166	$6,841	$5,734
Small Cap Value Fund	$9,121	$15,415	$18,297
Large Cap Value Fund	$0	$0	$0
Mid Cap Value Fund - Investor Class	$185	$139	$66
Mid Cap Value Fund - Institutional Class	$0	$0	$0

MARKETING AND SUPPORT PAYMENTS
The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:
Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.
Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the Financial Intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.
SERVICE PROVIDERS
Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”), doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, Fund Services acts as the Funds’ administrator. Fund Services provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Additionally, Fund Services provides Chief Compliance Officer (“CCO”) services to the Trust under a separate agreement. The cost for the CCO services is charged to the Funds and allocated by the Board annually.
For the fiscal years indicated below, the Funds paid the following fees to Fund Services for fund administration services.

	Administration Fees Paid During Fiscal Years Ended October 31,
	2021	2020	2019
Select Large Cap Value Fund	$67,008	$72,263	$70,216
Small Cap Value Fund	$66,969	$55,872	$69,827
Large Cap Value Fund	$57,127	$51,096	$42,629
Mid Cap Value Fund	$57,816	$50,271	$42,659

Fund Services also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.
Pursuant to a custodian agreement between the Trust and the Funds, U.S. Bank National Association, an affiliate of Fund Services, serves as the custodian of the Funds’ assets (the “Custodian”), whereby the Custodian holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses. The Custodian’s address is 1555 North RiverCenter Drive, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.
Sullivan & Worcester LLP (“Sullivan & Worcester”), 1633 Broadway, 32nd Floor, New York, New York 10019, is counsel to the Funds and provides counsel on legal matters relating to the Funds. Sullivan & Worcester also serves as independent legal counsel to the Board.
PORTFOLIO MANAGER
Joseph Huber is the portfolio manager responsible for the day-to-day management of the Funds. The following table shows the number of other accounts managed (not including the Funds) by the portfolio manager and the total assets in the accounts managed within various categories as of October 31, 2021.

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets in the Accounts ($ Million)	Number of Accounts for Which Advisory Fee is Based on Performance	Total Assets in the Accounts ($ Million)
Registered Investment Companies	1	$71.4 million	0	$0
Other Pooled Investments	0	$0.0	0	$0
Other Accounts	8	$233.7 million	0	$0
Material Conflicts of Interest. The portfolio manager who has day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.
The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts. In approving the Advisory Agreement, the Board was satisfied that the portfolio manager would be able to devote sufficient attention to the management of the Funds, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio manager.
With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction. If the Adviser believes that the purchase or sale of a security is in the best interest of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. The Adviser will allocate securities so purchased or sold in the manner that it considers being equitable and consistent with its fiduciary obligations to its clients.
The Adviser does not anticipate any conflicts of interest between management of the Funds and other funds and accounts managed by the firm. The Adviser’s brokerage and trading policies ensure that no conflicts arise between transactions involving the Funds and those involving separately managed accounts.
Compensation. The portfolio manager is compensated with a salary and bonus package. The portfolio manager of the Funds is supported by the full research team of the Adviser. Compensation is used to reward, attract and retain high quality investment professionals. An investment professional such as the portfolio manager has a base salary and is eligible for an annual bonus, which may be paid in the form of either cash or stock.
The Adviser believes consistent execution of the proprietary research process results in superior, risk-adjusted portfolio returns. It is the quality of the investment professional’s execution of this process rather than the performance of particular securities that is evaluated in determining compensation. Compensation likewise is not tied to performance of the Funds or separate accounts, specific industries within the funds or separate accounts or to any type of asset or revenue-related objective, other than to the extent that the overall revenues of the Adviser attributable to such factors may affect the size of the Adviser’s overall bonus pool.
Bonuses and salaries for investment professionals are determined by the Chief Executive Officer (the managing member) of the Adviser using tools which may include, but are not limited to, annual evaluations, compensation surveys, feedback from other employees and advice from outside counsel. The amount of the bonus usually is shaped by the total amount of the Adviser’s bonus pool available for the year, which is generally a function of net income, but no investment professional receives a bonus that is a pre-determined percentage of net income.
The portfolio manager does not participate in a company-sponsored retirement plan and receives standard benefits commensurate with the other employees of the Adviser. The portfolio manager does not receive deferred compensation.
Securities Owned in the Funds by Portfolio Manager. As of October 31, 2021, the portfolio manager owned the following securities in the Funds.

Dollar Range of Equity Securities owned in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Portfolio Manager	Select Large Cap Value Fund	Small Cap Value Fund	Large Cap Value Fund	Mid Cap Value Fund
Joseph Huber	$100,001-$500,000	$100,001-$500,000	Over $1,000,000	$100,001-$500,000
PORTFOLIO TRANSACTIONS AND BROKERAGE
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute each Fund’s portfolio transactions. The purchases and sales of securities in the over-the-counter market will generally be executed by using a broker for the transaction.
Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA.
While it is the Adviser’s general policy to seek best execution first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.
Investment decisions for each Fund are made independently from those of other client accounts that may be managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts. In such event, the position of each Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as they desire, or they may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.
The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.
For the fiscal years indicated below, the Funds paid the following in brokerage commissions:
Select Large Cap Value Fund

Aggregate Brokerage Commissions Paid During Fiscal Years Ended October 31,
2021	2020	2019
$10,103	$13,176	$23,535

Small Cap Value Fund

Aggregate Brokerage Commissions Paid During Fiscal Years Ended October 31,
2021	2020	2019
$25,185	$34,859	$48,161
Large Cap Value Fund

Aggregate Brokerage Commissions Paid During Fiscal Years Ended October 31,
2021	2020	2019
$2,946	$1,797	$1,834
Mid Cap Value Fund

Aggregate Brokerage Commissions Paid During Fiscal Period Ended October 31,
2021	2020	2019
$4,570	$2,451	$2,608
The tables below indicate the portion of each Fund’s aggregate brokerage for the fiscal year ended October 31, 2021 (from the tables above) that was directed to brokers who, in addition to providing trade execution, also supplied the Funds with research services.
Select Large Cap Value Fund

Fiscal Year Ended October 31, 2021
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$30,124,815	$5,571
Small Cap Value Fund

Fiscal Year Ended October 31, 2021
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$46,225,363	$11,616
Large Cap Value Fund

Fiscal Year Ended October 31, 2021
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$8,379,201	$1,553
Mid Cap Value Fund

Fiscal Period Ended October 31, 2021
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$11,051,857	$2,084

During the fiscal year ended October 31, 2021, the Select Large Cap Value Fund owned securities of its regular broker dealers as follows:

Broker/Dealer	Amount
JPMorgan Chase & Co.	$3,097,604
Goldman Sachs Group, Inc.	909,370
Jefferies Financial Group, Inc.	279,500
During the fiscal year ended October 31, 2021, the Large Cap Value Fund owned securities of its regular broker dealers as follows:

Broker/Dealer	Amount
JPMorgan Chase & Co.	$322,791
Goldman Sachs Group, Inc.	82,670
During the fiscal year ended October 31, 2021, the Small Cap Value Fund and Mid Cap Value Fund did not acquire securities of their regular brokers or dealers.
PURCHASE AND REDEMPTION OF FUND SHARES
Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of the Funds are sold without a sales charge at the next price calculated after receipt of an order for purchase. In order to purchase shares of the Funds, you must invest the initial minimum investment for the relevant class of shares. However, the Funds reserve the right, in their sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.
The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds’ view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Funds within a calendar year). Furthermore, the Funds may suspend the right to redeem their shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.
In-Kind Purchases and Redemptions
Payment for shares of the Funds may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Funds and that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; that the securities be in proper form for transfer to the Funds; and that adequate information be provided concerning the basis and other tax matters relating to the securities.
The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Funds. Each Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or l% of its net asset value either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s NAV. If a shareholder receives redemption proceeds in-kind, the redemption would be a taxable event and the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.
Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.
DETERMINATION OF NET ASSET VALUE
The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern Time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.
The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time.
Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: (1) the last sale price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.
Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent sales price.
Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ NAVs are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAVs. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated. The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.
All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.
TAX MATTERS
Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund, as a series of the Trust, has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the timing and amount of its distributions. The Funds’ policy is to distribute to their shareholders all of the Funds’ net taxable income and any net realized long‑term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to federal income or excise taxes in any year. However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes in all periods. To avoid the nondeductible 4% Federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12‑month period ending on October 31 of such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal excise tax.
In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends-paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income before the dividends paid deduction (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.
Net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund. Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of the Fund in future years.
At October 31, 2021, the Select Large Cap Value Fund had short-term and long-term capital loss carryforwards of $873,231 and $61,047, respectively. The Small Cap Value Fund had short-term and long-term capital loss carryforwards of $7,145,822 and $3,362,745, respectively. The Large Cap Value Fund had short-term and long-term capital loss carryforwards of $496,503 and $163,500, respectively. The Mid Cap Value Fund had short-term and long-term capital loss carryforwards of $100,946 and $40,208, respectively. The capital loss carryforwards in each Fund can be carried over indefinitely to offset future gains.
Capital losses sustained in future taxable years will not expire and may be carried over by the Funds without limitation.
Distributions of net investment income and net short‑term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income eligible under current law for taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and provided that certain holding period requirements are met. In addition, a 3.8% Medicare surtax generally applies to net investment income, which includes dividend income and net capital gains from an investment in a Fund for taxpayers whose adjusted gross income exceeds $200,000 for single filers or $250,000 for married joint filers. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends‑received deduction to the extent a Fund reports the amount distributed as a qualifying dividend and provided that certain holding period requirements are met.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of each Fund’s investment policies, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders or for the dividends‑received deduction for corporate shareholders. However, the portion of each Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. A Fund may have little or no qualified dividend income in some years. Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt‑financed or are held for less than 46 days.
Long‑term capital gain distributions are taxable to shareholders as long‑term capital gains regardless of the length of time a shareholder held his or her Fund shares. Capital gain distributions are not eligible for qualified dividend income treatment or the dividends‑received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions generally are taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31 of the prior year. Distributions are includable in alternative minimum taxable income in computing liability for the alternative minimum tax of a shareholder who is an individual. There is no requirement that the Funds take into consideration any tax implications when implementing their investment strategies. Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.
For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. There is currently no mechanism for a Fund, to the extent that a Fund invests in MLPs, to pass through to non-corporate shareholders the character of income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable a Fund to pass through to non-corporate shareholders the ability to claim this deduction.
The Funds may be subject to foreign taxes on income earned with respect to securities of foreign corporations. Based on the principal investment strategies of the fund, it is not expected that the Fund will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.
Redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon redemption or sale of shares within six months from the date of their purchase will be treated as a long‑term capital loss to the extent of any amounts treated as distributions of long‑term capital gains during such six‑month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at a rate under section

3406 of the Code, in the case of non‑exempt shareholders who fail to furnish the Funds with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
The Foreign Account Tax Compliance Act (“FATCA”)
A 30% withholding tax on a Fund’s ordinary income distributions, generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, withholding under FATCA is required generally with respect to ordinary income distributions from a Fund. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Funds will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.
This discussion and the related discussion in the Prospectus have been prepared by Fund management. The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisers to determine the suitability of the Funds and the applicability of any state, local or foreign taxation. Sullivan & Worcester LLP has expressed no opinion in respect thereof.
DIVIDENDS AND DISTRIBUTIONS
The Funds will generally receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.
The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.
The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain the Funds may realize from dispositions involving investments held less than the period required for long‑term capital gain or loss recognition or otherwise producing short‑term capital gains and losses (taking into account any carryover of capital losses from previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long‑term gain or loss recognition or otherwise producing long‑term capital gains and losses, the Fund will have a net long‑term capital gain. After deduction of the amount of any net short‑term capital loss, the balance (to the extent not offset by any capital losses carried over from previous taxable years) will be distributed and treated as long‑term capital gains in the hands of the shareholders regardless of the length of time a Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax adviser.
Any dividend or distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.
Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated. Dividends will be taxable whether received in cash or in additional shares. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent by telephone or in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.
ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
GENERAL INFORMATION
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.
With respect to the Funds, the Trust may offer more than one class of shares. The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of a Fund and reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each Fund offers two classes of shares: Investor Class and Institutional Class.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre‑emptive or conversion rights. Shares, when issued, are fully paid and non‑assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.
The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two‑thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.
The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.
The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.
Rule 18f‑2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS
The annual report for the Funds for the fiscal year ended October 31, 2021, is a separate document supplied upon request and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX
Description of Ratings
SHORT-TERM RATINGS
Standard & Poor’s Ratings Services Short-Term Issue Credit Ratings
A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.
Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.
Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
Short-Term Issue Credit Ratings
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).
Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.

Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Moody’s Investors Service, Inc. Short-Term Debt Ratings
Short-Term Ratings
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
Prime-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
Prime-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
Prime-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
Moody’s Investors Service, Inc.: Corporate Bond Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
Moody’s applies numerical modifiers “1,” “2” and “3” to both the Aaa and Aa rating classifications. The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Standard & Poor’s Ratings Services Corporate Bond Ratings
AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.
A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
Commercial Paper Ratings
Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.
An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.
Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation “A-2” is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

PART C
(Huber Capital Funds)

OTHER INFORMATION

Item 28. Exhibits

(a)
Agreement and Declaration of Trust dated October 18, 2018, was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated September 24, 2020, was previously filed with Post-Effective Amendment No. 1000 to the Registration Statement on Form N-1A on January 25, 2021, and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-laws.

(d)
Investment Advisory Agreement dated June 21, 2007, was previously filed with Post-Effective Amendment No. 701 to the Registration Statement on Form N-1A on February 25, 2016, and is incorporated herein by reference.

(i)
Amended Schedule A dated October 25, 2011, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 386 to the Registration Statement on Form N-1A on October 25, 2011, and is incorporated herein by reference.

(ii)
Amended Schedule A dated December 28, 2012, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(iii)
Amended Schedule A dated December 3, 2015, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(iv)	Amendment dated November 1, 2017 to the Investment Advisory Agreement, was previously filed with the Post-Effective Amendment No. 819 to the Registration Statement on Form N-1A on February 27, 2018.

(e)
Distribution Agreement dated June 21, 2007, was previously filed with Post-Effective Amendment No. 246 to the Registration Statement on Form N‑1A on June 28, 2007, and is incorporated herein by reference.

(i)
First Amendment dated December 6, 2012, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(ii)
Second Amendment dated May 14, 2015, to the Distribution Agreement, was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(iii)
Third Amendment dated December 3, 2015, to the Distribution Agreement, was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(iv)
Novation Agreement dated March 31, 2020 between Quasar Distributors, LLC and Advisors Series Trust and Huber Capital Management, LLC was previously filed with Post-Effective Amendment No. 1009 to the Registration Statement on Form N-1A on February 26, 2021, and is incorporated herein by reference.

(v)	Novation Agreement by and between Quasar Distributors, Advisors Series Trust and Huber Capital Management, LLC dated October 2021 - filed herewith.
1

(f)	Bonus or Profit Sharing Contracts - not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment to the Amended and Restated Custody Agreement dated March 31, 2015 was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(ii)
Amendment to the Amended and Restated Custody Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 21, 2007, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 246 to the Registration Statement on Form N-1A on June 28, 2007, and is incorporated herein by reference.

(B)
Amendment dated September 22, 2011, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 386 to the Registration Statement on Form N-1A on October 25, 2011, and is incorporated herein by reference.

(C)
Amendment dated December 6, 2012, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(D)
Amendment dated March 31, 2015, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(E)
Amendment dated December 3, 2015, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated December 6, 2012, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(C)
Amendment dated May 14, 2015, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

2

(D)
Amendment dated December 3, 2015, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated December 6, 2012, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(B)
Amendment dated March 31, 2015, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(C)
Amendment dated December 3, 2015, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement dated February 28, 2020 was previously filed with the Post-Effective Amendment No. 945 to the Registration Statement on Form N-1A on February 28, 2020, and is incorporated herein by reference.

(v)	Power of Attorney.

(A)
Power of Attorney (Duree, Mertens, Redwine and Woolson), was previously filed with Post-Effective Amendment No. 933 to the Trust’s Registration Statement on Form N‑1A on January 24, 2020, and is incorporated herein by reference.

(vi)
Shareholder Servicing Plan dated December 3, 2015, was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(A)
Amended Schedule A to the Shareholder Servicing Plan dated April 1, 2016, was previously filed with Post-Effective Amendment No. 759 to the Registration Statement on Form N-1A on February 27, 2017, and is incorporated herein by reference.

(i)	Legal Opinions.

(i)
Opinion of Counsel relating to the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund dated June 28, 2007, was previously filed with Post-Effective Amendment No. 246 to the Registration Statement on Form N‑1A on June 28, 2007, and is incorporated herein by reference.

(ii)
Opinion of Counsel relating to the Huber Capital Diversified Large Cap Value Fund dated December 18, 2012, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(iii)
Opinion of Counsel relating to the Huber Capital Mid Cap Value Fund dated December 22, 2015, was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm - filed herewith.

(k)	Omitted Financial Statements - not applicable.
3

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)
Amended and Restated Rule 12b-1 Distribution and Service Plan dated December 6, 2012, was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(i)
Amended Schedule B to the Amended and Restated Rule 12b-1 Plan dated December 3, 2015, was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(n)
Rule 18f-3 Plan dated October 25, 2011, was previously filed with Post-Effective Amendment No. 386 to the Registration Statement on Form N-1A on October 25, 2011, and is incorporated herein by reference.

(i)
Amended Exhibit A dated December 6, 2012, to the Rule 18f-3 Plan was previously filed with Post-Effective Amendment No. 466 to the Registration Statement on Form N-1A on December 19, 2012, and is incorporated herein by reference.

(ii)
Amended Exhibit A dated December 3, 2015, to the Rule 18f-3 Plan, was previously filed with Post-Effective Amendment No. 681 to the Registration Statement on Form N‑1A on December 22, 2015, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics applicable to the Registrant dated March 2014 was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N‑1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics applicable to the Advisor dated October 6, 2017 was previously filed with Post-Effective Amendment No. 880 to the Trust’s Registration Statement on Form N-1A on February 28, 2019, and is incorporated herein by reference.

(iii)	Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

4

Item 31. Business and Other Connections of the Investment Advisor

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-67634), dated March 23, 2021. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a) Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following     investment companies registered under the Investment Company Act of 1940, as amended:

1. Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
2. American Trust Allegiance Fund, Series of Advisors Series Trust
3. Capital Advisors Growth Fund, Series of Advisors Series Trust
4. Chase Growth Fund, Series of Advisors Series Trust
5. Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
6. Edgar Lomax Value Fund, Series of Advisors Series Trust
7. First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8. First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9. Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
10. Huber Large Cap Value Fund, Series of Advisors Series Trust
11. Huber Mid Cap Value Fund, Series of Advisors Series Trust
12. Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13. Huber Small Cap Value Fund, Series of Advisors Series Trust
14. Logan Capital International Fund, Series of Advisors Series Trust
15. Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16. Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
17. Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
18. O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
19. PIA BBB Bond Fund, Series of Advisors Series Trust
20. PIA High Yield Fund, Series of Advisors Series Trust
21. PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
22. PIA MBS Bond Fund, Series of Advisors Series Trust
23. PIA Short-Term Securities Fund, Series of Advisors Series Trust
24. Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
25. Poplar Forest Partners Fund, Series of Advisors Series Trust
26. Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
27. Pzena International Small Cap Value Fund, Series of Advisors Series Trust
28. Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29. Pzena Small Cap Value Fund, Series of Advisors Series Trust
30. Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
31. Scharf Fund, Series of Advisors Series Trust
32. Scharf Global Opportunity Fund, Series of Advisors Series Trust
33. Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34. Semper Brentview Dividend Growth Equity Fund, Series of Advisors Series Trust
35. Semper MBS Total Return Fund, Series of Advisors Series Trust
36. Semper Short Duration Fund, Series of Advisors Series Trust
37. Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
38. Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
39. VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
40. The Aegis Funds
41. Allied Asset Advisors Funds
42. Alpha Architect ETF Trust
43. Angel Oak Funds Trust
44. Angel Oak Strategic Credit Fund
45. Barrett Opportunity Fund, Inc.
46. Bridges Investment Fund, Inc.
47. Brookfield Investment Funds
48. Buffalo Funds
49. Cushing® Mutual Funds Trust
5

50. DoubleLine Funds Trust
51. Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
52. AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
53. AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
54. AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
55. AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
56. The Acquirers Fund, Series of ETF Series Solutions
57. AI Powered International Equity ETF, Series of ETF Series Solutions
58. AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
59. AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
60. Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
61. Aptus Defined Risk ETF, Series of ETF Series Solutions
62. Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63. Blue Horizon BNE ETF, Series of ETF Series Solutions
64. CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
65. Change Finance ESG International Fossil Free ETF, Series of ETF Series Solutions
66. Change Finance U.S. Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
67. ClearShares OCIO ETF, Series of ETF Series Solutions
68. ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69. ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70. Deep Value ETF, Series of ETF Series Solutions
71. Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
72. Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
73. ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74. Hoya Capital Housing ETF, Series of ETF Series Solutions
75. iBET Sport Betting & Gaming ETF, Series of ETF Series Solutions
76. International Drawdown Managed Equity ETF, Series of ETF Series Solutions
77. LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
78. LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
79. Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
80. Loncar China BioPharma ETF, Series of ETF Series Solutions
81. McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
82. Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
83. Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
84. Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
85. Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
86. Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
87. Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
88. Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
89. NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
90. Opus Small Cap Value ETF, Series of ETF Series Solutions
91. Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
92. US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
93. US Global JETS ETF, Series of ETF Series Solutions
94. US Vegan Climate ETF, Series of ETF Series Solutions
95. Volshares Large Cap ETF, Series of ETF Series Solutions
96. First American Funds, Inc.
97. FundX Investment Trust
98. The Glenmede Fund, Inc.
99. The Glenmede Portfolios
100. The GoodHaven Funds Trust
101. Greenspring Fund, Incorporated
102. Harding, Loevner Funds, Inc.
103. Hennessy Funds Trust
104. Horizon Funds
105. Hotchkis & Wiley Funds
106. Intrepid Capital Management Funds Trust
107. Jacob Funds Inc.
108. The Jensen Quality Growth Fund Inc.
109. Kirr, Marbach Partners Funds, Inc.
110. AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
111. Core Alternative ETF, Series of Listed Funds Trust
112. Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
6

113. Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
114. LKCM Funds
115. LoCorr Investment Trust
116. Lord Asset Management Trust
117. MainGate Trust
118. ATAC Rotation Fund, Series of Managed Portfolio Series
119. Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
120. Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
121. Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
122. Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
123. Great Lakes Bond Fund, Series of Managed Portfolio Series
124. Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
125. Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
126. Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
127. Jackson Square Global Growth Fund, Series of Managed Portfolio Series
128. Jackson Square International Growth Fund, Series of Managed Portfolio Series
129. Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
130. Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
131. LK Balanced Fund, Series of Managed Portfolio Series
132. Muhlenkamp Fund, Series of Managed Portfolio Series
133. Nuance Concentrated Value Fund, Series of Managed Portfolio Series
134. Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
135. Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
136. Port Street Quality Growth Fund, Series of Managed Portfolio Series
137. Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
138. Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
139. Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140. TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
141. Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
142. Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
143. Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
144. Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
145. Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
146. V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
147. Argent Small Cap Fund, Series of Manager Directed Portfolios
148. Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
149. Hood River International Opportunity Fund, Series of Manager Directed Portfolios
150. Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
151. Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
152. Matrix Advisors Funds Trust
153. Matrix Advisors Value Fund, Inc.
154. Monetta Trust
155. Nicholas Equity Income Fund, Inc.
156. Nicholas Fund, Inc.
157. Nicholas II, Inc.
158. Nicholas Limited Edition, Inc.
159. Permanent Portfolio Family of Funds
160. Perritt Funds, Inc.
161. Procure ETF Trust I
162. Procure ETF Trust II
163. Professionally Managed Portfolios
164. Prospector Funds, Inc.
165. Provident Mutual Funds, Inc.
166. Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
167. Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
168. Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
169. Aquarius International Fund, Series of The RBB Fund, Inc.
170. Bogle Small Cap Growth Fund, Series of The RBB Fund, Inc.
171. Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
172. Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
173. Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.
174. Boston Partners Global Equity Advantage Fund, Series of The RBB Fund, Inc.
175. Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
7

176. Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
177. Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
178. Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
179. Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.
180. Campbell Advantage Fund, Series of The RBB Fund, Inc.
181. Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
182. Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183. Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184. Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
185. Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
186. Orinda Income Opportunities Fund, Series of The RBB Fund, Inc.
187. SGI Conservative Fund, Series of The RBB Fund, Inc.
188. SGI Global Equity Fund, Series of The RBB Fund, Inc.
189. SGI Peak Growth Fund, Series of The RBB Fund, Inc.
190. SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
191. SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
192. SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.
193. SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
194. WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
195. RBC Funds Trust
196. Series Portfolios Trust
197. Thompson IM Funds, Inc.
198. TrimTabs ETF Trust
199. Trust for Advised Portfolios
200. Barrett Growth Fund, Series of Trust for Professional Managers
201. Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
202. Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
203. Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
204. Convergence Market Neutral Fund, Series of Trust for Professional Managers
205. CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
206. CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
207. CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
208. Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
209. Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
210. Jensen Quality Value Fund, Series of Trust for Professional Managers
211. Marketfield Fund, Series of Trust for Professional Managers
212. Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
213. Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
214. Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
215. Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
216. Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
217. Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
218. USQ Core Real Estate Fund
219. Wall Street EWM Funds Trust
220. Wisconsin Capital Funds, Inc.

8

(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza Suite 100 Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza Suite 100 Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave Suite 2200 Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave Suite 2200 Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave Suite 2200 Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza Suite 100 Portland, ME 04101	Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Huber Capital Management, LLC 2321 Rosecrans Avenue, Suite 3245 El Segundo, California 90245-4948
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202

9

Item 34. Management Services Not Discussed in Parts A and B

Not Applicable.

Item 35. Undertakings

Not Applicable.

10

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 1080 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 1080 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of February, 2022.

ADVISORS SERIES TRUST

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1080 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David G. Mertens*	Trustee	February 25, 2022
David G. Mertens

Raymond B. Woolson*	Trustee	February 25, 2022
Raymond B. Woolson

Joe D. Redwine*	Trustee	February 25, 2022
Joe D. Redwine

/s/ Cheryl L. King	Vice President, Treasurer and	February 25, 2022
Cheryl L. King	Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	February 25, 2022
Jeffrey T. Rauman	and Principal Executive Officer

*By: /s/ Jeffrey T. Rauman		February 25, 2022
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney

11

EXHIBIT INDEX

Exhibit	Exhibit No.

Novation Agreement by and between Quasar Distributors, Advisors Series Trust and Huber Capital Management, LLC	EX.99.e.v

Consent of Independent Registered Public Accounting Firm	EX.99.j

12